FIRST AMERICAN
                                   INVESTMENT FUNDS, INC.




                        BOND
                          FUNDS




                                   1999 SEMIANNUAL REPORT




     [LOGO] FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS           INVESTMENTS FOR EVERY GOAL

------------------                       FIRST AMERICAN FUNDS OFFER A FULL RANGE
  HIGHER RETURN                          OF INVESTMENT STRATEGIES TO HELP YOU
  POTENTIAL                              CREATE A PERSONALIZED, DIVERSIFIED
------------------                       PORTFOLIO. SUPPORTED BY EXTENSIVE
                                         RESEARCH AND A HIGHLY DEVELOPED TEAM
  SECTOR FUNDS                           APPROACH TO INVESTMENT DECISION MAKING,
                                         FIRST AMERICAN FUNDS CAN HELP BUILD A
  INTERNATIONAL FUNDS                    WINNING STRATEGY FOR ANY INVESTOR.

  SMALL CAP FUNDS

  MID CAP FUNDS

  LARGE CAP FUNDS

  STRATEGY FUNDS

  BOND FUNDS
  Adjustable Rate Mortgage Securities
  Fixed Income
  Intermediate Government Bond
  Intermediate Term Income
  Limited Term Income
  Strategic Income

  TAX FREE BOND FUNDS

  MONEY MARKET FUNDS

-----------------
  LOWER RETURN
  POTENTIAL
-----------------


TABLE OF
CONTENTS
------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS                                    1
------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS                                   3
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                  22
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       24
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      26
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             30
------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS                                    40
------------------------------------------------------------------------------


               NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MAY 14, 1999


DEAR SHAREHOLDERS:

On behalf of the entire board of directors and management of First American Asset Management -- we are pleased to welcome all new fund shareholders and to thank our long-term shareholders for your continued support.

      The economic environment has changed dramatically since September 30, the date of our last shareholder update. At that time, worried investors drove the Dow Jones Industrial Average down 20 percent, fueled by fears of an economic crisis overseas. Some economists even predicted that problems in Asia could ultimately send the U.S. economy into a recession.

      Since then, the Dow has staged a non-stop rally, rising more than 2,000 points to surpass the 10,000 barrier. Many Asian nations have partially recovered from their financial crises, while the U.S. economy continues to expand at an unprecedented rate. Thanks to low unemployment, low inflation, stable interest rates and strong consumer spending, it is business as usual for our robust economy.

      With the continuing strong economy, the bond market has weakened as investors become more concerned about possible acceleration of inflation and rising demand for capital. The new higher yields of fixed-income securities represent much more attractive long-term values than those of a few months ago. The bond market is likely to stay weak until the economy shows some signs of slowing.

      In these increasingly volatile markets, a well-balanced portfolio may cushion you against unfavorable developments affecting any particular investment style or asset class. We believe that successful long-term investing results from asset allocation among bond, equity, and money market funds. An asset allocation plan can help smooth out market fluctuations to produce more balanced returns year after year.

      As an investor in First American Funds, you can choose from 38 funds spanning nine asset classes: money market, tax-free bond, bond, funds of funds, and large-cap, mid-cap, small-cap, international and sector equity funds. First American offers a wide range of funds to help you create a personalized, diversified portfolio.


                           1        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

MESSAGE TO SHAREHOLDERS  CONTINUED

      In closing, we are pleased to announce that the First American family of funds recently surpassed $30 billion in total assets -- a significant milestone which illustrates the broad appeal of our team approach to management and our commitment to disciplined investment processes.

      Again, thank you for your confidence in our fund family. We look forward to continuing to serve your investment needs.


Sincerely,


/s/ Virginia L. Stringer

VIRGINIA L. STRINGER
Chairman
First American Investment Funds, Inc.




/s/ James S. Doak

JAMES S. DOAK
Senior Managing Director, Equities
First American Asset Management




/s/ Paul A. Dow

PAUL A. DOW
Senior Managing Director, Fixed Income
First American Asset Management


                           2        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

ADJUSTABLE RATE MORTGAGE
SECURITIES FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 93.0%
ADJUSTABLE RATE -- 81.1%
FHLMC Pool #350022
    7.000%, 11/01/16 (A)                             $    4,180     $     4,206
FHLMC Pool #350036
    7.250%, 01/01/17 (A)                                    512             519
FHLMC Pool #785781
    6.491%, 02/01/27 (A)                                  3,798           3,828
FHLMC Series 1364 Class-A
    5.450%, 09/15/07 (A)                                  4,238           4,249
FNMA Pool #093872
    6.448%, 11/01/17 (A)                                  4,634           4,687
FNMA Pool #102549
    7.176%, 01/01/20 (A)                                  1,001           1,031
FNMA Pool #176370
    7.153%, 02/01/22 (A)                                    797             819
FNMA Pool #238842
    7.029%, 03/01/28 (A)                                  3,261           3,337
FNMA Pool #325073
    7.304%, 10/01/25 (A)                                  3,286           3,350
FNMA Pool #415285
    5.764%, 02/01/28 (A)                                  7,153           7,208
FNMA Pool #605324
    6.901%, 06/01/18 (A)                                    921             943
FNMA Pool #785730
    6.273%, 12/01/26 (A)                                  3,126           3,133
FNMA Series 1993-65 Class-FC
    5.510%, 06/25/12 (A)                                  5,500           5,438
FNMA Series 1993-170 Class-FC
    5.458%, 09/25/08 (A)                                  1,000             985
FNMA Series 1994-12 Class-FB
    5.710%, 01/25/09 (A)                                  2,403           2,395
FNMA Series 1994-30 Class-F
    5.710%, 06/25/23 (A)                                  3,129           3,117
FNMA Series 1994-33 Class-FD
    5.610%, 03/25/09 (A)                                  2,000           1,958
GNMA Pool #8006
    6.625%, 07/20/22 (A)                                  3,878           3,962
GNMA Pool #8191
    6.875%, 05/20/23 (A)                                  4,594           4,683
GNMA Pool #8288
    6.625%, 09/20/23 (A)                                  3,978           4,066
GNMA Pool #8445
    6.875%, 06/20/24 (A)                                  4,206           4,293
GNMA Pool #8699
    6.625%, 09/20/25 (A)                                  3,508           3,576
GNMA Pool #8747
    6.125%, 11/20/25 (A)                                    555             564
GNMA Pool #8824
    6.625%, 08/20/21 (A)                                  3,638           3,717
GNMA Pool #8847
    6.875%, 04/20/26 (A)                                  3,576           3,636
GNMA Pool #8855
    6.125%, 10/20/21 (A)                                  3,466           3,522
GNMA Pool #80106
    6.625%, 08/20/27 (A)                                  2,107           2,146
GNMA Pool #80154
    6.000%, 01/20/28 (A)                                  2,338           2,373
GNMA Pool #80213
    5.500%, 07/20/28 (A)                                  4,730           4,782
                                                                    ------------
                                                                         92,523
                                                                    ------------
FIXED RATE -- 11.9%
FHLMC Pool #G10735
    7.500%, 09/01/12                                      2,523           2,604
FHLMC Pool #G40274
    6.000%, 06/01/03                                      3,228           3,239

ADJUSTABLE RATE MORTGAGE
SECURITIES FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
FHLMC Pool #N96388
    5.500%, 04/01/03                                 $    1,369     $     1,357
FNMA Pool #450543
    5.500%, 01/01/06                                      2,991           2,954
GNMA Pool #158777
    9.000%, 05/15/16                                        599             641
GNMA Pool #780081
    10.000%, 02/15/25                                     1,153           1,268
GNMA Pool #780398
    9.000%, 04/15/21                                      1,449           1,567
                                                                    ------------
                                                                         13,630
                                                                    ------------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
    (Cost $105,715)                                                     106,153
                                                                    ------------

PRIVATE MORTGAGE-BACKED SECURITIES -- 5.3%
FIXED RATE -- 1.8%
Residential Funding Series 1999-S5 Class-A1
    6.000%, 02/25/29                                      2,000           1,996
                                                                    ------------
ADJUSTABLE RATE -- 3.5%
CMC Securities II Series 1993-2H Class-A1
    7.040%, 09/25/23 (A)                                  4,003           4,016
                                                                    ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
    (Cost $6,075)                                                         6,012
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 1.3%
First American Prime Obligations
    Fund (B)                                          1,495,488           1,495
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,495)                                                         1,495
                                                                    ------------

TOTAL INVESTMENTS -- 99.6%
    (Cost $113,285)                                                     113,660
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%                                   415
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 13,980,401 outstanding shares                              258,925
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 99,489 outstanding shares                                      807
Distributions in excess of net investment income                           (110)
Accumulated net realized loss on investments                           (145,922)
Net unrealized appreciation of investments                                  375
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   114,075
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $      8.10

Maximum sales charge of 2.50% (C)                                          0.21
                                                                    ------------
Offering price per share--Class-A                                   $      8.31
                                                                    ------------
Net asset value, offering price, and
    redemption price per share--Class-Y                             $      8.11
                                                                    ------------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999.

(B) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.


                           3        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

FIXED INCOME FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES -- 40.8%
U.S. AGENCY DEBENTURES -- 6.3%
FHLMC
    5.750%, 04/15/08                                 $    2,000     $     1,982
FNMA
    5.560%, 07/24/00                                     72,125          72,499
    5.625%, 03/15/01                                     15,000          15,113
                                                                    ------------
                                                                         89,594
                                                                    ------------
U.S. TREASURIES -- 34.5%
U.S. Treasury Bonds
    7.125%, 02/15/23                                    110,000         126,972
    6.875%, 08/15/25                                     99,310         112,276
U.S. Treasury Notes
    6.125%, 09/30/00                                      1,000           1,016
    6.250%, 02/15/03                                     34,405          35,645
    5.500%, 02/28/03                                     38,700          39,104
    6.875%, 05/15/06                                     40,000          43,409
    6.500%, 10/15/06                                     96,355         102,661
U.S. Treasury STRIPS
    5.524%, 11/15/21 (A)                                100,000          26,035
                                                                    ------------
                                                                        487,118
                                                                    ------------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (Cost $574,747)                                                     576,712
                                                                    ------------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 27.7%
FIXED RATE -- 25.3%
FHLMC Series 51 Class-VA
    7.000%, 04/17/06                                     11,520          11,843
FHLMC Series 1638 Class-E
    6.250%, 04/15/23                                      5,000           5,040
FHLMC Series 1643 Class-PK
    6.500%, 12/15/23                                      5,439           5,383
FHLMC Series 1699 Class-TD
    6.000%, 03/15/24                                     10,000           9,702
FHLMC Series 1723 Class-PJ
    7.000%, 02/15/24                                      7,133           7,220
FHLMC Series 2115 Class-BJ
    6.000%, 03/15/28                                      5,020           4,814
FHLMC Pool #A00894
    9.500%, 06/01/21                                      2,474           2,649
FHLMC Pool #A01608
    10.000%, 12/01/19                                     2,782           3,020
FHLMC Pool #C00029
    9.000%, 03/01/21                                      1,029           1,098
FHLMC Pool #C00434
    7.000%, 11/01/25                                      2,009           2,038
FHLMC Pool #C80334
    7.500%, 08/01/25                                      8,036           8,265
FHLMC Pool #C80378
    6.500%, 01/01/26                                        750             748
FHLMC Pool #C80433
    6.500%, 08/01/26                                      3,377           3,363
FHLMC Pool #D65198
    6.500%, 11/01/25                                      1,901           1,893
FHLMC Pool #D66778
    6.500%, 01/01/26                                      1,938           1,931
FHLMC Pool #D69184
    6.500%, 03/01/26                                         90              90
FHLMC Pool #D69402
    6.500%, 03/01/26                                        461             460

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
FHLMC Pool #D69965
    6.500%, 04/01/26                                 $    1,086     $     1,082
FHLMC Pool #D70119
    6.500%, 04/01/26                                      2,174           2,166
FHLMC Pool #D70229
    6.500%, 04/01/26                                        620             618
FHLMC Pool #D70722
    6.500%, 04/01/26                                      2,597           2,587
FHLMC Pool #D70890
    6.500%, 04/01/26                                      6,129           6,105
FHLMC Pool #D71415
    6.500%, 05/01/26                                      4,099           4,083
FHLMC Pool #E20194
    7.000%, 09/01/10                                      6,697           6,850
FHLMC Pool #E59943
    7.500%, 11/01/09                                        597             616
FHLMC Pool #E61199
    7.000%, 09/01/10                                        941             962
FHLMC Pool #E61265
    7.000%, 09/01/10                                      2,806           2,871
FHLMC Pool #G00445
    6.500%, 02/01/26                                      2,888           2,876
FHLMC Pool #G10268
    7.500%, 10/01/09                                      1,161           1,199
FHLMC Pool #G10308
    7.500%, 12/01/09                                      1,570           1,621
FHLMC Pool #G10373
    7.000%, 08/01/10                                      1,326           1,356
FNMA Series 163 Class-F
    6.000%, 07/15/21                                      3,037           2,967
FNMA Series 1648 Class-LA
    6.000%, 05/15/23                                      4,695           4,428
FNMA Series 1992 Class-169-J
    6.500%, 03/25/21                                     10,000          10,019
FNMA Series 1996 Class-23
    6.500%, 07/25/26                                      4,250           4,197
FNMA Series 1996 Class-53-PG
    6.500%, 12/18/11                                      3,000           3,058
FNMA Series 1997 Class-1A-B
    6.500%, 02/18/04                                      7,927           8,113
FNMA Series 1998 Class-M1-A2
    6.250%, 01/25/08                                      7,500           7,495
FNMA Series 1999 Class-1-PG
    6.500%, 04/25/28                                     15,343          15,317
FNMA Pool #100042
    11.000%, 10/15/20                                       788             888
FNMA Pool #124654
    7.000%, 12/01/07                                      3,658           3,740
FNMA Pool #125224
    6.500%, 08/01/23                                      5,958           5,934
FNMA Pool #198657
    7.000%, 01/01/08                                        454             464
FNMA Pool #238589
    6.000%, 10/01/23                                        662             645
FNMA Pool #250055
    7.000%, 05/01/09                                      1,569           1,604
FNMA Pool #250113
    9.000%, 07/01/24                                        368             392
FNMA Pool #250359
    7.000%, 10/01/25                                      3,870           3,925
FNMA Pool #250551
    7.000%, 05/01/26                                     10,137          10,277


                           4        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #250554
    6.500%, 05/01/11                                 $   10,121     $    10,210
FNMA Pool #303675
    10.000%, 10/01/17                                       382             416
FNMA Pool #303850
    6.500%, 04/01/11                                      1,964           1,981
FNMA Pool #326129
    6.500%, 09/01/25                                      3,248           3,233
FNMA Pool #340798
    7.000%, 04/01/26                                     10,594          10,740
FNMA Pool #341863
    6.500%, 04/01/11                                      1,364           1,376
FNMA Pool #342397
    6.500%, 04/01/11                                      3,502           3,533
FNMA Pool #343468
    6.500%, 04/01/11                                      3,245           3,274
FNMA Pool #353997
    6.500%, 07/01/26                                      4,110           4,091
FNMA Pool #361764
    7.500%, 10/01/26                                      3,343           3,436
FNMA Pool #361777
    7.500%, 10/01/26                                      3,276           3,367
FNMA Pool #362480
    7.500%, 10/01/26                                      2,725           2,800
FNMA Pool #419258
    6.000%, 04/01/13                                      2,816           2,794
FNMA Pool #421576
    6.000%, 04/01/13                                      2,712           2,691
FNMA Pool #422699
    6.000%, 04/01/13                                      1,903           1,889
FNMA (TBA)
    6.000%, 01/15/14 (B)                                 19,500          19,335
    6.500%, 03/11/14 (B)                                 24,000          23,355
GNMA Pool #036899
    10.000%, 01/15/10                                       691             757
GNMA Pool #364972
    7.000%, 03/15/09                                      1,043           1,072
GNMA Pool #366889
    9.000%, 10/15/24                                        277             297
GNMA Pool #377213
    8.000%, 07/15/26                                      2,629           2,736
GNMA Pool #389939
    7.000%, 03/15/09                                      1,397           1,436
GNMA Pool #405482
    9.000%, 08/15/25                                      1,456           1,558
GNMA Pool #412638
    8.000%, 07/15/26                                      1,751           1,822
GNMA Pool #426644
    8.000%, 07/15/26                                      1,533           1,595
GNMA Pool #443774
    7.500%, 12/15/27                                      2,724           2,805
GNMA Pool #443790
    7.500%, 12/15/27                                        891             918
GNMA Pool #455879
    7.500%, 11/15/27                                      2,368           2,438
GNMA Pool #460996
    7.500%, 11/15/27                                      3,177           3,271
GNMA Pool #497638
    6.000%, 02/15/29                                     20,000          19,425
GNMA Pool #780295
    7.000%, 12/15/10                                      4,838           4,972

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
GNMA Pool #780408
    9.000%, 10/15/22                                 $    4,204     $     4,527
GNMA (TBA)
    7.000%, 04/15/29 (B)                                 20,000          20,287
                                                                    ------------
                                                                        356,449
                                                                    ------------
Z-BONDS -- 2.4%
FHLMC Series 1665 Class-KZ
    6.500%, 01/15/24 (C)                                  8,086           7,742
FHLMC Series 1677 Class-Z
    7.369%, 07/15/23 (C)                                  4,387           4,543
FNMA Series 1993 Class-160-ZA
    6.692%, 09/25/23 (C)                                  1,007             970
FNMA Series 1993 Class-160 ZA
    6.708%, 09/25/23 (C)                                     18              18
FNMA Series 1996 Class-35-Z
    7.181%, 07/25/26 (C)                                  7,227           7,298
Vendee Mortgage Trust Series 1996
    Class-1Z
    6.474%, 02/15/26 (C)                                 12,777          13,179
    6.750%, 02/15/26 (C)                                    144             149
                                                                    ------------
                                                                         33,899
                                                                    ------------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
    (Cost $377,038)                                                     390,348
                                                                    ------------

CORPORATE BONDS -- 22.6%
CONSUMER GOODS -- 2.6%
Coca-Cola Enterprises
    6.700%, 10/15/36                                      3,500           3,605
Nabisco
    6.300%, 08/26/99 (D)                                 32,900          32,986
                                                                    ------------
                                                                         36,591
                                                                    ------------
ENERGY -- 0.1%
Enron
    7.125%, 05/15/07                                      1,000           1,033
                                                                    ------------
FINANCE -- 15.4%
Bank America National Trust & Savings
    8.375%, 05/01/07                                         88              88
Bear Stearns
    6.560%, 06/20/00                                     23,835          24,105
Chrysler Financial
    5.850%, 05/15/00                                     45,945          46,166
Cigna
    7.400%, 01/15/03                                     10,726          11,042
CIT Group Holdings
    6.200%, 10/20/00                                     29,100          29,344
General Motors Acceptance
    6.150%, 04/05/07                                     34,000          33,885
Lehman Brothers Holdings
    6.000%, 03/23/00                                     25,200          25,163
Lehman Brothers Holdings,
    Mandatory Put @ 100
    7.500%, 08/01/03 (E)                                  3,000           3,078
Money Store
    7.300%, 12/01/02                                     41,795          43,553
Salomon Smith Barney
    5.980%, 03/26/01                                      1,275           1,278
                                                                    ------------
                                                                        217,702
                                                                    ------------


                           5        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MANUFACTURING -- 1.5%
Boeing
    7.250%, 06/15/25                                 $   20,000     $    20,790
                                                                    ------------
TECHNOLOGY -- 1.4%
AT&T
    5.625%, 03/15/04                                     20,000          19,897
                                                                    ------------
TRANSPORTATION -- 1.6%
Conrail
    6.760%, 05/25/15                                        895             926
Hertz
    6.250%, 03/15/09                                     22,500          22,050
                                                                    ------------
                                                                         22,976
                                                                    ------------

TOTAL CORPORATE BONDS
    (Cost $318,493)                                                     318,989
                                                                    ------------

PRIVATE MORTGAGE-BACKED SECURITIES -- 6.7%
FIXED RATE -- 4.4%
Countrywide Mortgage-Backed Securities
    Series 1994 Class-GA3
    6.500%, 04/25/24                                      2,380           2,380
General Electric Capital Mortgage
    Series 1994 Class-11 A1
    6.500%, 03/25/24                                      2,070           2,079
General Electric Capital Mortgage
    Series 1994 Class-17 A6
    7.000%, 05/25/24                                      7,000           7,122
General Electric Capital Mortgage
    Series 1994 Class-17 A7
    7.000%, 05/25/24                                      5,179           5,095
GMAC Commercial Mortgage Securities
    Series 1997 Class-C1 B
    6.918%, 09/15/07                                     41,074          42,049
Nomura Asset Securities Series 1996
    Class-MD5 A1B
    7.120%, 04/13/36                                      3,400           3,515
                                                                    ------------
                                                                         62,240
                                                                    ------------
FLOATING RATE -- 2.3%
J.P. Morgan Commercial Mortgage Finance
    Series 1995 Class-C1 B
    7.663%, 07/25/10 (F)                                 10,329          10,412
Merrill Lynch Mortgage Series 1995
    Class-C3 A3
    7.061%, 12/26/25 (F)                                  9,560           9,984
Merrill Lynch Mortgage Investors
    Series 1993 Class-A4 C
    5.938%, 03/15/18 (F)                                  6,000           6,066
Prudential Home Mortgage Securities
    Series 1994 Class-28 M
    6.830%, 09/25/01 (F)                                  5,679           5,784
                                                                    ------------
                                                                         32,246
                                                                    ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
    (Cost $92,856)                                                       94,486
                                                                    ------------

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.3%
CREDIT CARDS -- 0.3%
Zale Funding 1994-1 B
    7.500%, 05/15/03 (D)                             $    4,100     $     4,115
                                                                    ------------
HOME EQUITY -- 3.0%
Asset Securitization 1996-MD6 A1B
    6.880%, 11/13/26                                     41,340          42,311
Drexel Burnham Lambert Trust S-2
    9.000%, 08/01/18                                        298             298
                                                                    ------------
                                                                         42,609
                                                                    ------------

TOTAL ASSET-BACKED SECURITIES
    (Cost $46,937)                                                       46,724
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 2.7%
First American Prime Obligations
    Fund (G)                                         37,738,235          37,738
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $37,738)                                                       37,738
                                                                    ------------

TOTAL INVESTMENTS -- 103.8%
    (Cost $1,447,809)                                                 1,464,997
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (3.8%) (H)                         (53,338)
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 14,442,635 outstanding shares                              244,838
Portfolio Capital--Class-B
    ($.0001 par value--2 billion authorized)
    based on 1,519,993 outstanding shares                                16,601
Portfolio Capital--Class-C
    ($.0001 par value--2 billion authorized)
    based on 3,411 outstanding shares                                        38
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 111,760,280 outstanding shares                           1,215,984
Undistributed net investment income                                       1,265
Accumulated net realized loss on investments                            (84,255)
Net unrealized appreciation of investments                               17,188
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $ 1,411,659
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     11.05

Maximum sales charge of 4.25% (I)                                          0.49
                                                                    ------------
Offering price per share--Class-A                                   $     11.54
                                                                    ------------
Net asset value and redemption
    price per share--Class-B (J)                                    $     10.99
                                                                    ------------
Net asset value per share--Class-C (K)                              $     11.05

Maximum sales charge of 1.00% (L)                                          0.11
                                                                    ------------
Offering price per share--Class-C                                   $     11.16
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     11.05
                                                                    ------------


                           6        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FIXED INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
(A) The rate shown is the effective yield at date of purchase.

(B) On March 31, 1999, the total cost of investments purchased on a when-issued basis was $63,073,438.

(C) Z-Bond--Represents securities that pay no interest or principal during their initial accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimate of future cash flows.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(E) Mandatory Put Security--the mandatory put date is shown as the maturity date in the Statement of Net Assets.

(F) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999.

(G) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(H) Other assets and liabilities representing greater than five percent of total net assets include the following (000):
      Cash collateral received for securities lending  $ 576,887
      Payable upon return of securities on loan        $(576,887)

(I) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(J) Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(K) Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(L) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GMAC--General Motors Acceptance Corporation
GNMA--Government National Mortgage Association
STRIPS--Separate Trading of Registered Interest and Principal of Securities
TBA--To Be Announced

The accompanying notes are an integral part of the financial statements.


INTERMEDIATE GOVERNMENT BOND FUND

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES -- 96.9%
U.S. AGENCY DEBENTURES -- 26.9%
FFCB
    5.125%, 04/02/01                                 $    5,000     $     4,994
    5.600%, 01/14/03                                      3,600           3,599
    6.100%, 11/04/04                                      6,350           6,483
FHLB
    7.280%, 05/18/99                                      2,000           2,006
    6.975%, 07/26/99                                      1,000           1,007
    5.970%, 12/11/00                                      3,000           3,036
    7.440%, 08/10/01                                      1,000           1,048
    5.995%, 11/21/01                                      7,000           7,121
    6.030%, 11/26/02                                      3,750           3,824
    6.050%, 12/03/02                                      2,500           2,551
    5.930%, 03/07/03                                      1,000           1,011
    5.785%, 03/17/03                                      9,000           9,069
    6.030%, 12/23/04                                      2,500           2,545
    5.810%, 01/21/05                                      3,755           3,773
TVA
    6.000%, 11/01/00                                      3,000           3,032
                                                                    ------------
                                                                         55,099
                                                                    ------------
U.S. TREASURIES -- 70.0%
U.S. Treasury Notes
    7.125%, 09/30/99                                      8,500           8,599
    7.750%, 11/30/99                                      3,000           3,057
    6.875%, 03/31/00                                      2,000           2,039
    6.250%, 08/31/00                                     24,750          25,176
    7.875%, 08/15/01                                     14,500          15,393
    7.500%, 11/15/01                                     10,000          10,575
    7.500%, 05/15/02                                      1,000           1,066
    6.500%, 05/31/02                                     20,000          20,767
    7.250%, 05/15/04                                     12,500          13,605
    7.875%, 11/15/04                                     13,000          14,590
    6.500%, 08/15/05                                      8,500           9,012
    7.000%, 07/15/06                                     18,000          19,680
                                                                    ------------
                                                                        143,559
                                                                    ------------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (Cost $193,144)                                                     198,658
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 4.0%
First American Government Obligations
    Fund (A)                                          8,143,977           8,144
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $8,144)                                                         8,144
                                                                    ------------

TOTAL INVESTMENTS -- 100.9%
    (Cost $201,288)                                                     206,802
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.9%)                              (1,907)
                                                                    ------------


                           7        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERMEDIATE GOVERNMENT BOND FUND
(CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 553,867 outstanding shares                             $     5,209
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 21,345,844 outstanding shares                              193,749
Undistributed net investment income                                          18
Accumulated net realized gain on investments                                405
Net unrealized appreciation of investments                                5,514
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   204,895
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $      9.37

Maximum sales charge of 2.50% (B)                                          0.24
                                                                    ------------
Offering price per share--Class-A                                   $      9.61
                                                                    ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                              $      9.36
                                                                    ------------

(A) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
TVA--Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE TERM INCOME FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES -- 48.3%
U.S. AGENCY DEBENTURES -- 7.6%
FHLB
    7.280%, 05/18/99                                 $    2,000     $     2,006
    5.985%, 11/26/02                                      2,175           2,215
FNMA
    8.450%, 07/12/99                                      1,000           1,010
    5.560%, 07/24/00                                     25,585          25,718
    6.180%, 03/15/01                                      1,000           1,017
    6.160%, 04/03/01                                      1,000           1,017
                                                                    ------------
                                                                         32,983
                                                                    ------------
U.S. TREASURIES -- 40.7%
U.S. Treasury Notes
    6.250%, 10/31/01                                     25,240          25,939
    6.250%, 02/15/03                                     61,970          64,203
    6.875%, 05/15/06                                     24,000          26,045
    6.500%, 10/15/06                                     33,695          35,900
U.S. Treasury STRIPS
    5.793%, 05/15/08 (A)                                 38,130          22,945
                                                                    ------------
                                                                        175,032
                                                                    ------------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (Cost $208,025)                                                     208,015
                                                                    ------------

CORPORATE BONDS -- 26.6%
CONSUMER GOODS -- 0.5%
Coca-Cola Enterprises
    6.700%, 10/15/36                                      2,000           2,060
                                                                    ------------
FINANCE -- 24.2%
American Express
    6.500%, 08/01/00                                      1,000           1,013
Bear Stearns, Series B
    6.238%, 10/03/00                                     13,000          13,098
Chrysler Financial
    5.850%, 05/15/00                                     19,035          19,127
Cigna
    7.400%, 01/15/03                                      3,075           3,166
CIT Group Holdings
    6.200%, 10/20/00                                     12,725          12,832
First Chicago
    7.625%, 01/15/03                                      1,000           1,053
Ford Motor Credit
    6.250%, 11/08/00                                     13,200          13,341
    7.000%, 09/25/01                                      2,000           2,060
General Motors Acceptance
    6.150%, 04/05/07                                     10,000           9,966
Lehman Brothers Holdings
    6.000%, 03/23/00                                      6,050           6,041
Lehman Brothers Holdings,
    Mandatory Put @ 100
    7.500%, 08/01/03 (B)                                  2,000           2,052
Metropolitan Life Insurance
    6.300%, 11/01/03 (C)                                 15,145          15,253
Morgan Stanley Group
    8.100%, 06/24/02                                      1,000           1,064
Nordstrom Credit
    6.700%, 07/01/05                                      1,000           1,024


                           8        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

INTERMEDIATE TERM INCOME FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Safeco
    7.875%, 04/01/05                                 $    1,000     $     1,058
Salomon Smith Barney Holdings
    7.000%, 03/15/04                                      2,000           2,066
                                                                    ------------
                                                                        104,214
                                                                    ------------
MANUFACTURING -- 0.7%
Boeing
    6.350%, 06/15/03                                      1,000           1,010
Occidental Petroleum
    6.410%, 11/30/00                                      1,000           1,000
Union Oil of California
    8.750%, 08/15/01                                      1,000           1,058
                                                                    ------------
                                                                          3,068
                                                                    ------------
TRANSPORTATION -- 0.5%
Hertz
    6.300%, 11/15/06                                      2,000           2,006
                                                                   ------------
UTILITIES -- 0.7%
Hydro-Quebec
    9.400%, 02/01/21                                      2,300           2,984
                                                                   ------------

TOTAL CORPORATE BONDS
    (Cost $112,905)                                                     114,332
                                                                   ------------

ASSET-BACKED SECURITIES -- 11.5%
AUTOMOBILES -- 0.1%
Daimler Benz Vehicle Trust Series 1996
    Class-A
    5.850%, 07/20/03                                        340             342
Norwest Auto Trust Series 1996 Class-A
    5.900%, 03/15/00                                        118             119
                                                                    ------------
                                                                            461
                                                                    ------------
CREDIT CARD -- 2.5%
Circuit City Credit Card Master Trust
    Series 1995-1 Class-A
    6.375%, 08/15/05                                      6,520           6,601
Citibank Credit Card Master Trust
    Series 1997-7 Class-A
    6.350%, 08/15/02                                      2,000           2,026
Zale Funding Series 1994-1 Class-B
    7.500%, 05/15/03 (C)                                  2,000           2,008
                                                                    ------------
                                                                         10,635
                                                                    ------------
HOME EQUITY -- 8.9%
American Southwest Financial Securities
    Series 1995-C1 Class-A1B
    7.400%, 11/17/04                                      8,795           9,143
Asset Securitization Series 1996-MD6
    Class-A1B
    6.880%, 11/13/26                                     18,400          18,832
Equicredit Home Equity Loan Trust
    Series 1994-2 Class-A2
    7.350%, 06/15/14                                      1,190           1,203

INTERMEDIATE TERM INCOME FUND
(CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
New Century Home Equity Loan Trust
    Series1997-NC6 Class-A3
    6.590%, 12/25/19                                 $    9,200     $     9,296
                                                                    ------------
                                                                         38,474
                                                                    ------------

TOTAL ASSET-BACKED SECURITIES
    (Cost $49,184)                                                       49,570
                                                                    ------------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 6.7%
FIXED RATE -- 6.7%
FHLMC Pool #E20194
    7.000%, 09/01/10                                      1,419           1,452
FHLMC Series 1606 Class-H
    6.000%, 11/15/08                                      4,925           4,869
FHLMC Series 1659 Class-TN
    5.500%, 01/15/01                                        914             913
FHLMC Series 1902 Class-C
    7.000%, 05/15/03                                      2,309           2,363
FNMA Pool #050145
    10.000%, 11/01/18                                     1,248           1,357
FNMA Pool #050776
    6.000%, 08/01/08                                      1,205           1,198
FNMA Pool #250387
    7.000%, 11/01/10                                      1,360           1,391
FNMA Pool #303357
    7.000%, 06/01/10                                        378             387
FNMA Pool #303753
    9.000%, 12/01/20                                      1,262           1,339
FNMA Pool #341727
    9.500%, 06/01/21                                      1,396           1,494
FNMA Series 1993-55 Class-J
    6.500%, 11/25/07                                      1,000           1,010
FNMA Series 1996-57 Class-E
    7.000%, 06/25/03                                      2,064           2,109
GNMA Pool #002007
    9.000%, 05/20/25                                        742             794
GNMA Pool #002038
    8.500%, 07/20/25                                      1,175           1,244
GNMA Pool #312046
    9.000%, 08/15/21                                      1,797           1,930
GNMA Pool #497638
    6.000%, 02/15/29                                      5,000           4,856
                                                                    ------------
                                                                         28,706
                                                                    ------------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
    (Cost $28,287)                                                       28,706
                                                                    ------------

PRIVATE MORTGAGE-BACKED SECURITIES -- 5.1%
FIXED RATE -- 0.0%
Drexel Burnham Lambert CMO Trust S-2
    9.000%, 08/01/18                                         34              34
                                                                   ------------


                           9        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERMEDIATE TERM INCOME FUND
(CONTINUED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
FLOATING RATE -- 5.1%
Merrill Lynch Mortgage Series 1995
    Class-C3
    7.061%, 12/26/25 (D)                             $   18,725     $    19,555
Prudential Home Mortgage Securities
    Series 1994-28 Class M
    6.830%, 09/25/01 (D)                                  2,162           2,202
                                                                    ------------
                                                                         21,757
                                                                    ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
    (Cost $21,349)                                                       21,791
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 0.2%
First American Prime Obligations
    Fund (E)                                          1,032,257           1,032
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,032)                                                         1,032
                                                                    ------------

TOTAL INVESTMENTS -- 98.4%
    (Cost $420,782)                                                     423,446
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.6% (F)                             6,853
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 3,970,644 outstanding shares                                53,328
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 39,050,537 outstanding shares                              385,626
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                            (11,318)
Net unrealized appreciation of investments                                2,664
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   430,299
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $     10.02

Maximum sales charge of 2.50% (G)                                          0.26
                                                                    ------------
Offering price per share--Class-A                                   $     10.28
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $     10.00
                                                                    ------------

INTERMEDIATE TERM INCOME FUND
(CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
(A) The rate shown is the effective yield at date of purchase.

(B) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(D) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999.

(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this fund. See also the notes to the financial statements.

(F) Other assets and liabilities representing greater than five percent of total net assets include the following (000):
      Cash collateral received for securites on loan  $ 205,527
      Payable upon receipt of securities on loan      $(205,527)

(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
STRIPS--Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.


                          10        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

LIMITED TERM INCOME FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 39.7%
AUTOMOBILES -- 13.5%
Auto Bond Receivables Trust
    Series 1993-1 Class-A
    6.125%, 08/15/99 (A)                             $      106     $       105
Budget Fleet Finance
    Series 1994-A Class-A
    5.435%, 04/25/00 (A) (B)                              6,400           6,396
Fasco Auto Trust
    Series 1996-1 1 Class-A
    6.650%, 11/15/01                                      1,912           1,927
General Motors Acceptance
    Series 1997 Class-A
    6.500%, 04/15/02                                      1,857           1,875
MMCA Automobile Trust
    Series 1997-1 Class-A3
    6.080%, 05/15/01                                      6,654           6,688
NAFCO Auto Trust
    Series 1996-1 Class-A
    6.330%, 12/21/02 (A)
Southern Pacific Thrift & Loan Association
    Series 1996-C1 Class-A1
    5.287%, 04/25/28 (A) (B)                                133             134
The Money Store Auto Grantor Trust
    Series 1997-2 Class-A
    6.170%, 03/20/01                                      1,145           1,150
                                                                    ------------
                                                                         18,275
                                                                    ------------
CREDIT CARDS -- 15.7%
Discover Card Master Trust
    Series 1993-1 Class-B
    5.300%, 10/16/01                                        775             775
Fingerhut Master Trust
    Series 1996-1 Class-A
    6.450%, 02/20/02                                      4,349           4,372
First USA Credit Card Master
    Series Trust 1996-1 Class-B
    5.226%, 11/15/03 (A) (B)                              1,500           1,505
Household Credit Card Master Trust
    Series 1995-1 Class-B
    5.286%, 12/15/02 (A) (B)                              6,375           6,391
MBNA Master Credit Card Trust
    Series 1994-B Class-A
    5.047%, 01/15/02 (A)                                  8,250           8,261
                                                                    ------------
                                                                         21,304
                                                                    ------------
EQUIPMENT LEASES -- 3.7%
Icon Receivables
    Series 1997-A Class-A1
    6.435%, 06/01/05 (B)                                  3,769           3,789
JLC Lease Receivables Trust
    Series 1994-1 Class-A
    5.219%, 12/22/99 (A)                                  1,253           1,254
                                                                    ------------
                                                                          5,043
                                                                    ------------

LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
HOME EQUITY -- 6.1%
BCI Home Equity Loan
    Series 1994-1 Class-B
    5.600%, 03/29/44 (A) (B)                         $    1,632     $     1,647
Green Tree Home Improvement Loan Trust
    Series 1996-F Class-HEA3
    6.900%, 01/15/28                                      4,000           4,046
Prudential Home Mortgage Securities
    Series 1992-36 Class-A7
    6.500%, 11/25/99                                        412             412
The Money Store Home Equity Loan Trust
    Series 1993-B Class-A1
    5.400%, 08/15/05                                        198             198
Wilshire Mortgage Loan Trust
    Series 1996-4 Class-A2
    6.750%, 06/25/15                                      1,906           1,929
                                                                    ------------
                                                                          8,232
                                                                    ------------
VACATION PROPERTIES -- 0.7%
Patten Series 1995-1A
    7.250%, 08/01/11 (A) (B)                                999             980
                                                                    ------------

TOTAL ASSET-BACKED SECURITIES
    (Cost $53,670)                                                       53,834
                                                                    ------------

CORPORATE BONDS -- 31.4%
FINANCE -- 31.4%
Associates of North America
    5.850%, 01/15/01                                      7,500           7,534
Bear Stearns, Series B
    6.238%, 10/03/00                                      7,500           7,557
CIT Group Holdings
    6.250%, 03/28/01                                      6,500           6,566
Commercial Credit
    5.550%, 02/15/01                                      4,500           4,491
General Motors Acceptance
    6.625%, 01/10/02                                      3,500           3,576
Lehman Brothers Holdings
    6.900%, 03/30/01                                      5,000           5,047
Salomon Smith Barney
    5.980%, 03/26/01                                      7,750           7,771
                                                                    ------------
                                                                         42,542
                                                                    ------------

TOTAL CORPORATE BONDS
    (Cost $42,402)                                                       42,542
                                                                    ------------

U.S. GOVERNMENT AND AGENCY SECURITIES -- 20.2%
U.S. AGENCY DEBENTURES -- 4.1%
FHLB
    5.690%, 08/07/01                                      5,500           5,549
                                                                    ------------


                          11        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURIES -- 16.1%
U.S. TREASURY NOTES
    5.625%, 02/28/01                                 $   16,500     $    16,684
    6.250%, 10/31/01                                      5,000           5,138
                                                                   ------------
                                                                         21,822
                                                                   ------------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (Cost $27,217)                                                       27,371
                                                                    ------------

PRIVATE MORTGAGE-BACKED SECURITIES -- 3.6%
Merrill Lynch Mortgage Investors
    Series 1993-A4 Class-C
    5.938%, 03/15/18 (A)                                  4,850           4,903
                                                                    ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
    (Cost $4,856)                                                         4,903
                                                                    ------------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 1.3%
FNMA Series 1992-152 Class-J
    7.000%, 05/25/06                                      1,731           1,734
                                                                    ------------

U.S. AGENCY MORTGAGE-BACKED SECURITIES
    (Cost $1,735)                                                         1,734
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 2.9%
First American Prime Obligations
    Fund (C)                                          3,949,292           3,949
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $3,949)                                                         3,949
                                                                    ------------

TOTAL INVESTMENTS -- 99.1%
    (Cost $133,829)                                                     134,333
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.9% (D)                             1,159
                                                                    ------------

NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 480,249 outstanding shares                                   5,386
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 13,138,919 outstanding shares                              133,459
Undistributed net investment income                                          40
Accumulated net realized loss on investments                             (3,897)
Net unrealized appreciation of investments                                  504
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   135,492
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $      9.95

Maximum sales charge of 2.50% (E)                                          0.26
                                                                    ------------
Offering price per share--Class-A                                   $     10.21
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $      9.95
                                                                    ------------

LIMITED TERM INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):
      Cash collateral received for securities on loan  $ 28,076
      Payable upon return of securities on loan        $(28,076)

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

FHLB--Federal Home Loan Bank
FNMA--Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


                          12        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STRATEGIC INCOME FUND

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
HIGH YIELD CORPORATE OBLIGATIONS -- 41.7%
ADVERTISING/MARKETING -- 0.7%
Lamar Advertising,
    Callable 09/15/02 @ 104.313
    8.625%, 09/15/07                                        400     $       424
Outdoor Systems,
    Callable 06/15/02 @ 104.440
    8.875%, 06/15/07                                        475             508
Sitel, Callable 3/15/02 @ 105.625
    9.250%, 03/15/06                                        350             333
                                                                   -------------
                                                                          1,265
                                                                   -------------
APPAREL/TEXTILES -- 0.4%
Glenoit, Callable 04/15/02 @ 105.500
    11.000%, 04/15/07 (E)                                   100              93
Pillowtex, Callable 11/15/01 @ 105.000
    10.000%, 11/15/06                                       100             105
Pillowtex, Callable 12/15/02 @ 104.500
    9.000%, 12/15/07                                        450             459
                                                                    ------------
                                                                            657
                                                                    ------------
AUTOMOTIVE -- 1.4%
Accuride, Callable 02/01/03 @ 104.625
    9.250%, 02/01/08                                        200             201
Aftermarket Technology,
    Callable 08/01/99 @ 106.000
    12.000%, 08/01/04                                       412             423
American Axle,
    Callable 03/01/04 @ 104.875
    9.750%, 03/01/09 (D)                                    300             307
Collins & Aikman Products,
    Callable 04/15/01 @ 105.750
    11.500%, 04/15/06                                       725             776
HDA Parts System,
    Callable 08/01/02 @ 106.000
    12.000%, 08/01/05 (D)                                   150             146
Lear, Callable 07/15/01 @ 104.750
    9.500%, 07/15/06                                         75              81
Lear Seating
    8.250%, 02/01/02                                        200             200
Oshkosh Trucking,
    Callable 03/01/03 @ 104.375
    8.750%, 03/01/08 (E)                                     50              50
Oxford Automotive,
    Callable 06/15/02 @ 105.063
    10.125%, 06/15/07                                       350             363
                                                                    ------------
                                                                          2,547
                                                                    ------------
BROADCAST RADIO & TELEVISION -- 7.3%
Acme Television,
    Callable 09/30/01 @ 105.438
    11.083%, 09/30/04 (C) (E)                               500             422
Benedek Communcations,
    Callable 05/15/01 @ 106.625
    13.289%, 05/15/06 (C)                                   150             114
Big City Radio,
    Callable 03/15/02 @ 105.625
    14.130%, 03/15/05 (C)                                   400             280
Capstar Broadcasting,
    Callable 07/1/02 @ 104.625
    9.250%, 07/01/07                                         75              79

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
CBS Radio, Callable 01/15/02 @ 105.688
    11.375%, 01/15/09                                       143     $       167
Chancellor Media,
    Callable 12/15/02 @ 104.063
    8.125%, 12/15/07                                      1,200           1,221
Chancellor Media,
    Callable 01/15/02 @ 105.250
    10.500%, 01/15/07 (E)                                    50              55
Chancellor Media,
    Callable 02/01/00 @ 104.688
    9.375%, 10/01/04                                         50              52
Chancellor Media, Series B,
    Callable 06/15/02 @ 104.375
    8.750%, 06/15/07                                        100             104
Charter Communications,
    Callable 04/01/04 @ 104.960
    9.452%, 04/01/11 (C) (D)                                750             484
Comcast UK Cable Partners,
    Callable 11/15/00 @ 104.200
    10.338%, 11/15/07 (C) (G)                               125             111
Comcast, Callable 05/15/00 @ 104.690
    9.375%, 05/15/05                                         75              80
CSC Holdings, Callable 02/15/03 @ 104.800
    9.875%, 02/15/13                                        400             446
CSC Holdings, Callable 05/15/01 @ 104.938
    9.875%, 05/15/06                                         50              54
CSC Holdings, Callable 11/01/00 @ 104.625
    9.250%, 11/01/05                                        550             590
Cumulus Media,
    Callable 07/01/03 @ 105.188
    10.375%, 07/01/08 (E)                                   200             215
Diva Systems, Callable 03/0103 @ 106.310
    21.532%, 03/01/08 (C)                                    75              25
Echostar DBS, Callable 2/01/04 @ 104.688
    9.375%, 02/01/09 (D)                                    750             778
Fox/Liberty Networks,
    Callable 08/15/02 @ 104.438
    8.875%, 08/15/07                                        250             259
Fox/Liberty Networks,
    Callable 8/15/02 @ 104.875
    9.517%, 08/15/07 (C)                                    575             424
Grupo Televisa,
    Callable 05/15/01 @ 106.625
    11.749%, 05/15/08 (C) (D) (G)                         1,500           1,260
International Cabletel,
    Callable 02/01/01 @ 105.750
    10.302%, 02/01/06 (C)                                   100              87
Lenfest Communications,
    Callable 02/15/03 @ 104.125
    8.250%, 02/15/08                                        525             544
NTL, Callable 04/01/03 @ 104.875
    9.813%, 04/01/08 (C)                                    800             544
NTL, Callable 10/01/03 @ 106.188
    10.336%, 10/01/08 (C)                                 1,100             754
NTL, Callable 10/01/03 @ 105.750
    11.500%, 10/01/08                                       150             169
Pegasus Communications,
    Callable 12/01/02 @ 104.875
    9.750%, 12/01/06 (D)                                    300             310
Pegasus Communications, Series B,
    Callable 10/15/01 @ 104.813
    9.625%, 10/15/05                                        225             232


                          13        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
RCN, Callable 10/15/02 @ 105.562
    11.369%, 10/15/07 (C)                                   250     $       168
Rogers Cablesystem
    10.000%, 03/15/05 (G)                                   650             733
Rogers Communications,
    Callable 07/15/02 @ 104.750
    8.875%, 07/15/07                                        400             415
SFX Broadcasting,
    Callable 05/15/01 @ 105.375
    10.750%, 05/15/06                                       150             159
Sinclair Broadcast Group,
    Callable 07/15/02 @ 104.500
    9.000%, 07/15/07                                        300             305
Sinclair Broadcast Group,
    Callable 12/15/02 @ 104.375
    8.750%, 12/15/07                                        975             985
Telewest Communications,
    Callable 10/01/00 @ 100.000
    10.474%, 10/01/07 (C) (G)                               575             506
UIH Australia/Pacific, Series B,
    Callable 05/15/01 @ 107.000
    14.000%, 05/15/06 (C)                                   150              94
United International Holdings, Series B,
    Callable 02/15/03 @ 105.375
    10.683%, 02/15/08 (C) (E)                               400             268
                                                                    ------------
                                                                         13,493
                                                                    ------------
BUILDING & CONSTRUCTION PRODUCTS -- 0.6%
Albecca, Callable 08/15/03 @ 105.375
    10.750%, 08/15/08 (D)                                   350             292
American Builders & Contractors, Series B,
    Callable 05/15/02 @ 105.310
    10.625%, 05/15/07 (E)                                   175             158
Falcon Building Products,
    Callable 06/15/02 @ 105.250
    13.130%, 06/15/07 (C)                                   575             346
Formica, Callable 03/01/04 @ 105.438
    10.875%, 03/01/09 (D)                                   350             346
                                                                    ------------
                                                                          1,142
                                                                    ------------
BUSINESS PRODUCTS & SERVICES -- 0.2%
United Stationers Supply,
    Callable 05/01/00 @ 106.375
    12.750%, 05/01/05                                        83              92
U.S. Office Products,
    Callable 06/15/03 @ 104.875
    9.750%, 06/15/08                                        400             232
                                                                    ------------
                                                                            324
                                                                    ------------
CERAMIC & GLASS PRODUCTS -- 0.3%
Ball, Callable 8/01/03 @ 104.125
    8.250%, 08/01/08                                        250             258
Russell Stanley Holdings,
    Callable 02/15/04 @ 105.438
    10.875%, 02/15/09 (D)                                   200             198
Tekni-Plex, Series B,
    Callable 03/1/03 @ 104.625
    9.250%, 03/01/08 (E)                                    100             102
                                                                    ------------
                                                                            558
                                                                    ------------
CHEMICALS & PLASTICS -- 1.1%
Buckeye Cellulose,
    Callable 09/15/01 @ 104.625
    9.250%, 09/15/08                                        125             132

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
Huntsman, Callable 07/1/02 @ 104.750
    9.500%, 07/01/07 (D)                                    800     $       788
ISP Holdings, Callable 10/15/99 @ 104.500
    9.000%, 10/15/03                                        150             153
Polymer Group,
    Callable 03/01/03 @ 104.375
    8.750%, 03/01/08                                        500             506
Polymer Group, Series B,
    Callable 07/01/02 @ 104.625
    9.000%, 07/01/07                                        100             102
Sterling Chemical Holdings,
    Callable 08/15/01 @ 106.750
    22.341%, 08/15/08 (C)                                   100              42
Sterling Chemical Holdings,
    Callable 08/15/01 @ 105.875
    11.750%, 08/15/06                                       250             234
Texas Petrochemical,
    Callable 07/01/01 @ 105.560
    11.125%, 07/01/06                                       150             140
                                                                    ------------
                                                                          2,097
                                                                    ------------
COMPUTER SOFTWARE/SERVICES -- 0.2%
Dialog, Series A,
    Callable 11/15/02 @ 105.500
    11.000%, 11/15/07 (E) (G)                               300             289
                                                                    ------------
CONSUMER PRODUCTS -- 2.3%
Amscan Holdings,
    Callable 12/15/02 @ 104.937
    9.875%, 12/15/07                                        250             213
Chattem, Callable 04/01/03 @ 104.438
    8.875%, 04/01/08                                        200             201
Diamond Brands Operating,
    Callable 04/15/03 @ 105.063
    10.125%, 04/15/08                                        50              42
Diamond Holdings,
    Callable 02/01/03 @ 104.563
    9.125%, 02/01/08 (E)                                    125             130
Icon Fitness, Callable 11/15/01 @ 110.000
    14.000%, 11/15/06 (C)                                   100               1
Playtex Family Products,
    Callable 12/15/99 @ 103.000
    9.000%, 12/15/03                                        400             411
Revlon Consumer Products,
    Callable 02/01/03 @ 104.313
    8.625%, 02/01/08 (E)                                    850             778
Simmons, Callable 03/15/04 @ 105.125
    10.250%, 03/15/09 (D)                                   150             155
Sirona Dental Systems,
    Callable 07/15/03 @ 104.563
    9.125%, 07/15/08 (D) (G)                           EU 1,022           1,161
Texon International,
    Callable 02/01/03 @ 105.000
    10.000%, 02/01/08 (D) (G)                          DM 2,000           1,010
Volume Services America,
    Callable 03/01/04 105.625
    11.250%, 03/01/09 (D)                                   200             205
                                                                    ------------
                                                                          4,307
                                                                    ------------
DIVERSIFIED OPERATIONS -- 0.9%
Eagle-Picher, Callable 03/01/03 @ 104.688
    9.375%, 03/01/08 (E)                                    375             362
Mechala Group Jamaica, Series B
    12.750%, 12/30/99 (G)                                 2,000             480


                          14        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
Voto-Votorantim Overseas,
    Callable 06/27/02 @ 99.500
    8.500%, 06/27/05 (G)                                  1,000     $       830
                                                                    ------------
                                                                          1,672
                                                                    ------------
ELECTRONIC EQUIPMENT -- 0.3%
Amphenol, Callable 05/15/02 @ 104.940
    9.875%, 05/15/07                                        225             232
Electronic Retailing Systems,
    Callable 02/01/01 @ 106.680
    42.801%, 02/01/04 (C)                                    75              25
Fairchild Semiconductor,
    Callable 04/01/03 @ 105.188
    10.375%, 10/01/07 (D)                                   100             100
Metromedia Fiber,
    Callable 11/15/03 @ 105.000
   10.000%, 11/15/08 (D)                                    125             134
                                                                    ------------
                                                                            491
                                                                    ------------
ELECTRICAL SERVICES -- 0.6%
CMS Energy
    7.500%, 01/15/09                                        500             500
El Paso Electric, Callable 02/01/06 @ 104.700
    9.400%, 05/01/11                                        150             168
Niagra Mohawk Power,
    Callable 07/01/03 @ 104.250
    7.514%, 07/01/10 (C)                                    450             346
                                                                    ------------
                                                                          1,014
                                                                    ------------
ENVIRONMENTAL SERVICES -- 0.6%
Allied Waste North America,
    Callable 01/01/04 @ 103.938
    7.875%, 01/01/09                                      1,175           1,150
                                                                    ------------
EQUIPMENT LEASING & RENTALS -- 0.7%
National Equipment Services, Series B,
    Callable 11/30/01 @ 105.000
    10.000%, 11/30/04                                        50              51
National Equipment Services, Series D,
    Callable 11/30/01 @ 105.000
    10.000%, 11/30/04                                       200             202
NationsRent, Callable 12/15/03 @ 105.188
    10.375%, 12/15/08                                       175             183
United Rentals, Callable 01/15/98 @ 104.625
    9.250%, 01/15/09 (D)                                    600             600
Universal Compression,
    Callable 02/15/03 @ 104.938
    11.485%, 02/15/08 (C)                                   400             244
                                                                    ------------
                                                                          1,280
                                                                    ------------
FINANCIAL SERVICES -- 1.7%
Bancomext Trust
    11.250%, 05/30/06                                     1,250           1,320
Golden State Escrow
    7.125%, 08/01/05                                        600             604
L-Bank
    13.500%, 06/22/01                                 CK 40,000           1,249
Trizec Finance, Callable 10/15/00 @ 105.440
    10.875%, 10/15/05 (G)                                    50              54
                                                                    ------------
                                                                          3,227
                                                                    ------------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.5%
Agrilink Foods, Callable 11/01/03 @ 105.938
    11.875%, 11/01/08 (D)                                   375     $       402
Aurora Foods, Callable 02/15/02 @ 104.940
    9.875%, 02/15/07                                         75              81
Aurora Foods, Callable 07/01/03 @ 104.375
    8.750%, 07/01/08                                        100             104
Canandaigua Brands,
    Callable 03/01/04 @104.250
    8.500%, 03/01/09                                        150             153
Eagle Family Foods,
    Callable 01/15/03 @ 104.375
    8.750%, 01/15/08                                        125             117
International Home Foods,
    Callable 11/01/01 @ 105.190
    10.375%, 11/01/06 (D)                                   475             517
Mastellone Hermanos,
    Callable 04/01/03 @ 105.875
    11.750%, 04/01/08 (D) (G)                             1,000             870
National Wine & Spirits,
    Callable 01/15/04 @ 105.063
    10.125%, 01/15/09 (D)                                   350             360
Triarc Consumer Products,
    Callable 2/15/04 @ 105.125
    10.250%, 02/15/09                                       250             249
                                                                    ------------
                                                                          2,853
                                                                    ------------
FOOD RETAILERS -- 0.8%
Ameriserve Food,
    Callable 07/15/02 @ 105.063
    10.125%, 07/15/07                                       650             465
Carr-Gottstein Foods,
    Callable 11/15/00 @ 106.000
    12.000%, 11/15/05                                       100             115
Carrols, Callable 12/01/03 @ 104.750
    9.500%, 12/01/08 (D)                                    175             177
Domino's, Callable 1/15/04 @ 105.188
    10.375%, 01/15/09 (D)                                   600             620
Jitney-Jungle Stores,
    Callable 09/15/02 @ 105.188
    10.375%, 09/15/07                                        75              77
                                                                    ------------
                                                                          1,454
                                                                    ------------
HOTELS -- 0.4%
Host Marriott, Callable 08/01/03 @ 103.985
    7.875%, 08/01/08                                        850             817
                                                                    ------------
INDUSTRIAL PRODUCTS -- 1.1%
Alvey Systems, Callable 01/31/00 @ 105.690
    11.375%, 01/31/03                                       104             105
Cabot Safety, Callable 07/15/00 @ 106.250
    12.500%, 07/15/05                                       150             162
Clark Material Handling, Series D,
    Callable 11/15/01 @ 105.375
    10.750%, 11/15/06                                       100             102
Continental Global Group,
    Callable 04/01/02 @ 105.500
    11.000%, 04/01/07                                        50              42
Euramax International,
    Callable 10/01/01 @ 105.625
    11.250%, 10/01/06 (G)                                   225             233


                          15        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
International Utility Structures,
    Callable 02/1/03 @ 105.375
    10.750%, 02/01/08 (G)                                    50     $        51
MMI Products, Callable 04/15/02 @ 105.375
    11.250%, 04/15/07 (D)                                   225             239
MMI Products, Series B,
    Callable 04/15/02 @ 105.625
    11.250%, 04/15/07                                        75              80
Neenah, Callable 05/01/02 @ 105.563
    11.125%, 05/01/07 (D)                                   300             316
Statia Terminals, Series B,
    Callable 11/15/00 @ 105.875
    11.750%, 11/15/03                                       300             315
Unifrax Investment,
    Callable 11/01/00 @ 105.250
    10.500%, 11/01/03                                       100             102
Wesco Distribution,
    Callable 06/01/03 @ 104.563
    9.125%, 06/01/08 (E)                                    325             336
Wesco International,
    Callable 6/1/03 @ 105.563
    10.184%, 06/01/08 (C)                                    50              34
                                                                    ------------
                                                                           2,117
                                                                    ------------
LEISURE & ENTERTAINMENT -- 1.3%
AMF Bowling Worldwide,
    Callable 03/15/01 @ 106.125
    18.237%, 03/15/06 (C)                                   153              88
Loews Cineplex Entertainment,
    Callable 08/01/03 @ 104.437
    8.875%, 08/01/08                                        600             598
Premier Parks, Callable 08/15/99 @ 106.000
    12.000%, 08/15/03                                       150             161
Premier Parks, Step-Bond,
    Callable 04/01/03 @ 105.000
    9.609%, 04/01/08 (C)                                  1,450           1,011
Regal Cinemas, Callable 06/01/03 @ 104.750
    9.500%, 06/01/08                                        525             537
Six Flags Theme Parks, Series A,
    Callable 06/15/00 @ 106.000
    12.250%, 06/15/05                                       100             110
                                                                    ------------
                                                                          2,505
                                                                    ------------
MARINE TRANSPORTATION -- 0.5%
Gearbulk Holding,
    Callable 12/01/99 @ 105.625
    11.250%, 12/01/04 (G)                                   150             154
Stena, Callable 06/15/02 @ 104.375
    8.750%, 06/15/07 (G)                                    525             486
Stena, Callable 12/15/00 @ 105.250
    10.500%, 12/15/05 (G)                                   150             150
Stena Line, Callable 06/01/03 @ 105.313
    10.625%, 06/01/08 (G)                                   200             152
                                                                    ------------
                                                                            942
                                                                    ------------
MEDICAL PRODUCTS & SERVICES -- 1.8%
Conmed, Callable 03/15/03 @ 104.500
    9.000%, 03/15/08                                        250             253
Dade International,
    Callable 05/01/01 @ 105.560
    11.125%, 05/01/06                                       150             164

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
Everest Healthcare Services,
    Callable 05/01/03 @ 104.875
    9.750%, 05/01/08                                        100     $        99
Fisher Scientific International,
    Callable 02/01/03 @ 104.500
    9.000%, 02/01/08 (D)                                  1,000           1,010
Genesis Health Ventures,
    Callable 01/15/04 @ 104.938
    9.875%, 01/15/09 (D)                                    600             522
Hudson Respiratory Care,
    Callable 04/15/03 @ 104.563
    9.125%, 04/15/08                                         50              43
Tenet Healthcare
    8.000%, 01/15/05                                         50              49
Tenet Healthcare,
    Callable 06/01/03 @ 104.063
    8.125%, 12/01/08 (D)                                  1,200           1,182
                                                                    ------------
                                                                          3,322
                                                                    ------------
NATURAL RESOURCES -- 0.4%
AEI Holdings, Callable 12/15/02 @ 105.250
    10.500%, 12/15/05 (D)                                   550             542
AEI Resources, Callable 12/15/02 @ 105.750
    11.500%, 12/15/06 (D)                                   150             150
ISG Resources, Callable 04/15/03 @ 105.000
    10.000%, 04/15/08                                       125             127
                                                                    ------------
                                                                            819
                                                                    ------------
PAPER & RELATED PRODUCTS -- 1.4%
Advanced Argo Public
    13.000%, 11/15/07 (D) (G)                             1,000             830
Grupo Industrial Durango
    12.625%, 08/01/03 (G)                                 1,500           1,448
Packaging Corp of America,
    Callable 04/01/04 @ 104.813
    9.625%, 04/01/09 (D)                                    150             150
SD Warren, Series B,
    Callable 12/15/99 @ 104.500
    12.000%, 12/15/04                                       100             108
Stone Container,
    Callable 10/01/99 @ 104.310
    11.500%, 10/01/04                                       150             158
                                                                    ------------
                                                                          2,694
                                                                    ------------
PETROLEUM & FUEL PRODUCTS -- 1.5%
Chiles Offshore,
    Callable 05/01/03 @ 105.000
    10.000%, 05/01/08                                       100              72
Continental Resources,
    Callable 08/01/03 @ 105.125
    10.250%, 08/01/08                                       175             135
Dailey International, Series B,
    Callable 2/15/03 @ 104.750
    9.500%, 02/15/08 (E)                                    300             111
Forcenergy, Callable 11/01/01 @ 104.750
    9.500%, 11/01/06 (N)                                    100              47
Houston Exploration,
    Callable 01/01/03 @ 104.313
    8.625%, 01/01/08                                        125             123
Nuevo Energy, Callable 06/01/03 @ 104.438
    8.875%, 06/01/08                                        150             149


                          16        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
Pacalta Resources, Series B,
    Callable 06/15/02 @ 105.375
    10.750%, 06/15/04                                        50     $        49
Perez
    8.125%, 07/15/07 (G)                                  1,250           1,101
Petroleos Mexicanos
    9.250%, 03/30/18 (G)                                    500             434
Pogo Producing,
    Callable 02/15/04 @ 105.188
    10.375%, 02/15/09 (D)                                   100             101
Pride Petroleum Services,
    Callable 05/01/02 @ 104.688
    9.375%, 05/01/07                                        275             263
R&B Falcon, Callable 03/26/99 @ 100.000
    12.250%, 03/15/06 (D)                                   100             106
RBF Finance, Callable 03/15/04 @ 105.688
    11.375%, 03/15/09 (D)                                   100             105
                                                                    ------------
                                                                          2,796
                                                                    ------------
PRINTING & PUBLISHING -- 0.8%
Affiliated Newspapers Investments,
    Callable 07/01/99 @ 106.750
    11.554%, 07/01/06 (C)                                   200             210
Hollinger International Publishing,
    Callable 02/01/01 @ 104.625
    9.250%, 02/01/06                                      1,250           1,306
Hollinger International Publishing,
    Callable 03/15/02 @ 104.625
    9.250%, 03/15/07                                         50              53
                                                                    ------------
                                                                          1,569
                                                                    ------------
STEEL & STEEL WORKS -- 0.4%
AK Steel, Callable 12/15/01 @ 104.560
    9.125%, 12/15/06                                        150             159
Metals USA, Callable 02/15/03 @ 104.313
    8.625%, 02/15/08                                        225             209
National Steel, Callable 03/01/04 @ 104.938
    9.875%, 03/01/09 (D)                                    300             308
                                                                    ------------
                                                                            676
                                                                    ------------
TELEPHONES & TELECOMMUNICATION -- 10.5%
American Cellular,
    Callable 05/15/03 @ 105.250
    10.500%, 05/15/08 (D)                                   450             473
Call-Net Enterprises,
    Callable 08/15/03 @ 104.470
    9.254%, 08/15/08 (C)                                    600             399
Call-Net Enterprises,
    Callable 08/15/02 @ 104.635
    9.350%, 08/15/07 (C)                                    375             275
Centennial Cellular,
    Callable 12/15/03 @ 105.375
    10.750%, 12/15/08 (D)                                   275             289
E.Spire Communications,
    Callable 11/01/00 @ 110.000
    15.293%, 11/01/05 (C)                                   150             110
Hermes Europe Railtel,
    Callable 01/15/04 @ 105.188
    10.375%, 01/15/09 (D) (G)                               100             107
Hermes Europe Railtel,
    Callable 08/15/02 @ 105.750
    11.500%, 08/15/07 (G)                                   475             523

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
ICG Holdings, Callable 05/01/01 @ 106.250
    11.537%, 05/01/06 (C)                                   400     $       328
ICG Services, Callable 5/1/03 @ 104.938
    11.421%, 05/01/08 (C)                                   125              75
Intermedia Communication,
    Callable 07/15/02 @ 105.625
    9.962%, 07/15/07 (C)                                    600             458
Intermedia Communications,
    Callable 03/01/04 @ 106.125
    10.780%, 03/01/09 (C)                                   500             315
Intermedia Communications,
    Callable 06/01/03 @ 104.300
    8.600%, 06/01/08                                        250             250
Intermedia Communications,
    Callable 05/15/01 @ 106.250
    10.524%, 05/15/06 (C)                                   250             216
IXC Communications,
    Callable 04/15/03 @ 104.500
    9.000%, 04/15/08                                        300             312
Level 3 Communications,
    Callable 12/01/03 @ 105.250
    10.336%, 12/01/08 (C) (D)                             1,950           1,226
Level 3 Communications,
    Callable 05/01/03 @ 104.563
    9.125%, 05/01/08                                        750             754
McLeodusa, Callable 2/15/04 @ 104.063
    8.125%, 02/15/09                                        325             326
McLeodusa, Callable 03/15/03 @ 104.188
    8.375%, 03/15/08 (D)                                    225             227
McLeodusa, Callable 03/01/02 @ 105.250
    9.361%, 03/01/07 (C)                                    525             420
Metronet Communications,
    Callable 08/15/02 @ 106.000
    12.000%, 08/15/07 (G)                                   100             119
Metronet Communications,
    Callable 11/01/03 @ 105.313
    10.625%, 11/01/08 (D) (G)                               125             146
Metronet Communications,
    Callable 06/15/03 @ 104.975
    8.054%, 06/15/08 (C) (G)                                450             348
Millicom International Cellular,
    Callable 06/01/01 @ 106.750
    13.824%, 06/01/06 (C)                                   450             333
Netia Holdings, Series B,
    Callable 11/01/02 @105.125
    10.250%, 11/01/07 (G)                                 1,500           1,403
Nextel Communications,
    Callable 02/15/03 @ 104.975
    9.600%, 02/15/08 (C) (E)                              1,475           1,040
Nextel Communications,
    Callable 09/15/02 @ 105.325
    9.936%, 09/15/07 (C)                                    175             129
Nextel International,
    Callable 04/15/03 @ 106.063
    15.953%, 04/15/08 (C)                                    75              35
Nextel Partners,
    Callable 02/01/04 @ 107.000
    12.752%, 02/01/09 (C) (D)                               150              86
Nextlink Communications,
    Callable 03/15/03 @ 104.500
    9.000%, 03/15/08 (E)                                    100             100
Nextlink Communications,
    Callable 04/15/03 @ 104.725
    10.499%, 04/15/08 (C)                                   775             492


                          17        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
Orange, Callable 08/01/03 @ 104.000
    8.000%, 08/01/08                                        225     $       231
Paging Network,
    Callable 10/15/01 @ 105.000
    10.000%, 10/15/08                                       350             292
Pathnet, Callable 04/15/03 @ 106.125
    12.250%, 04/15/08                                        75              41
PSINet, Series B, Callable 02/15/02 @ 105.000
    10.000%, 02/15/05                                       400             427
Qwest Communications,
    Callable 10/15/02 @ 104.735
    8.175%, 10/15/07 (C) (E)                                600             476
Rogers Cantel, Callable 10/1/02 @ 104.400
    8.800%, 10/01/07                                        100             104
SK Telecom
    7.750%, 04/29/04 (G)                                  1,500           1,445
Telecommunications Techniques,
    Callable 05/15/03 @ 104.875
    9.750%, 05/15/08                                        625             634
Telesystem International Wireless,
    Series B, Callable 6/30/02 @ 106.625
    16.012%, 06/30/07 (C) (E) (G)                           125              69
Telesystem International Wireless,
    Callable 11/01/02 @ 105.500
    15.614%, 11/01/07 (C) (E) (G)                            50              24
Teligent, Callable 12/01/02 @ 105.750
    11.500%, 12/01/07                                       450             426
Tricom, Callable 09/01/01 @ 105.688
    11.375%, 09/01/04 (G)                                 1,000             890
Triton Communications,
    Callable 05/1/03 @ 105.500
    12.188%, 05/01/08 (C)                                   350             207
US Xchange
    15.000%, 07/01/08                                       150             158
USA Mobile Communications,
    Callable 02/01/99 @ 104.750
    9.500%, 02/01/04                                        100              84
Verio, Callable 12/15/03 @105.625
    11.250%, 12/01/08 (D)                                   275             310
Viatel, Callable 03/15/04 @ 105.750
    11.500%, 03/15/09 (D)                                   100             104
Viatel, Callable 04/15/03 @ 105.575
    11.150%, 04/15/08 (G)                              DM 3,250           1,862
Viatel, Callable 04/15/03 @ 105.625
    11.250%, 04/15/08                                        75              76
Viatel, Callable 04/15/03 @ 106.250
    12.507%, 04/15/08 (C)                                   525             322
                                                                    ------------
                                                                         19,496
                                                                    ------------

TOTAL HIGH YIELD CORPORATE OBLIGATIONS
    (Cost $79,001)                                                        77,573
                                                                    ------------

CORPORATE OBLIGATIONS -- 2.7%
CONSUMER GOODS -- 0.6%
Royal Caribbean
    8.125%, 07/28/04                                      1,000           1,055
                                                                    ------------
FINANCIAL SERVICES -- 2.1%
AT&T Capital
    6.250%, 05/15/01                                      1,000           1,008
Ford Motor Credit
    5.800%, 01/12/09                                      1,000             961

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
Lehman Brothers Holdings
    7.375%, 05/15/04                                      1,000     $     1,015
Merrill Lynch
    6.000%, 02/17/09                                      1,000             966
                                                                    ------------
                                                                          3,950
                                                                    ------------

TOTAL CORPORATE OBLIGATIONS
    (Cost $4,985)                                                         5,005
                                                                    ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 15.3%
ADJUSTABLE RATE -- 0.6%
FNMA Series 1993-220, Class-FD
    5.438%, 11/25/13 (A)                                    994           1,005
                                                                    ------------
FIXED RATE -- 14.7%
FHLMC Gold Pool #C2-3507
    6.000%, 03/01/29                                      2,000           1,946
FHLMC Gold Pool #CL-8204
    7.500%, 11/01/27                                        998           1,026
FHLMC Gold Pool #E6-5045
    7.500%, 01/01/11                                        934             966
FHLMC Gold Pool #E6-9977
    5.500%, 04/01/13                                      1,170           1,141
FHLMC Series 2126
    6.000%, 02/15/29                                      1,500           1,387
FHLMC TBA 15 Year
    6.000%, 12/15/13 (H)                                  2,000           1,986
FHLMC TBA 30 Year
    6.500%, 11/01/28 (H)                                  2,000           1,991
FNMA Pool #381419
    5.950%, 03/01/09                                      1,250           1,262
FNMA Pool #100042
    11.000%, 10/15/20                                       157             178
FNMA Pool #250113
    9.000%, 07/01/24                                        368             392
FNMA Pool #252334
    6.500%, 02/01/29                                      1,505           1,483
FNMA Pool #303675
   10.000%, 10/01/17                                        229             249
FNMA Pool #326580
    8.000%, 03/01/08                                        723             746
FNMA Pool #329569
    6.000%, 03/01/11                                        706             701
FNMA Pool #339839
    6.000%, 03/01/26                                        808             786
FNMA Pool #367977
    6.500%, 02/01/04                                      1,128           1,142
FNMA Pool #380781
    5.805%, 10/01/08                                      1,241           1,216
FNMA Pool #380791
    5.850%, 10/25/08                                        995             977
FNMA Pool #380859
    6.095%, 12/01/08                                        997             995
FNMA Pool #380896
    5.890%, 12/01/08                                        997             981
FNMA Series 1993-50, Class-PY
    5.500%, 10/15/22                                      1,000             925
FNMA Series 1999-11, Class-C
    5.500%, 10/25/12                                      2,000           1,851
FNMA Series G93-1, Class-H
    6.700%, 02/25/21                                      1,000           1,008


                          18        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
FNMA TBA 15 Year
    5.500%, 05/01/14 (H)                                  2,000     $     1,946
GNMA Pool #160376X
    9.000%, 06/15/16                                         99             107
                                                                    ------------
                                                                         27,388
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
    (Cost $28,611)                                                       28,393
                                                                    ------------

OTHER MORTGAGE-BACKED OBLIGATIONS -- 1.1%
FIXED RATE -- 1.1%
GMAC Commercial Mortgage Securities,
    Series 1998-C2, Class-A2
    6.420%, 09/15/30                                      1,000           1,007
Residential Funding Mortgage Securities,
    Series 1999-S5, Class-A1
    6.000%, 02/25/29                                      1,000             998
                                                                    ------------
                                                                          2,005
                                                                    ------------

TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
    (Cost $2,016)                                                         2,005
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.4%
Federal Farm Credit Bank
    5.020%, 03/01/00                                      2,000           1,999
Federal Home Loan Bank
    5.035%, 02/25/00                                      2,000           1,998
    5.125%, 02/26/02                                      2,000           1,987
FNMA
    6.590%, 09/17/07                                      2,000           2,091
    6.210%, 11/07/07                                      2,000           2,039
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $10,206)                                                       10,114
                                                                    ------------

ASSET-BACKED OBLIGATIONS -- 0.8%
CREDIT CARDS -- 0.8%
Discover Card Master Trust,
    Series 1999-1, Class-A
    5.300%, 08/15/04                                      1,500           1,474
                                                                    ------------

TOTAL ASSET-BACKED OBLIGATIONS
    (Cost $1,499)                                                         1,474
                                                                    ------------

U.S. TREASURY OBLIGATIONS -- 3.2%
U.S. Treasury Notes
    8.750%, 08/15/00                                    750,000             787
    5.750%, 11/15/00                                  1,000,000           1,011
    6.375%, 03/31/01                                  1,150,000           1,179
    6.250%, 08/15/23                                  2,000,000           2,089
U.S. Treasury STRIPS
    6.129%, 02/15/18 (O)                              1,500,000             480
    6.284%, 08/15/18 (O)                              1,500,000             466
                                                                    ------------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $6,167)                                                         6,012
                                                                    ------------

FOREIGN GOVERNMENT BONDS -- 20.9%
ARGENTINA -- 2.5%
Republic of Argentina
    8.750%, 07/10/02 (G)                               AR 1,250           1,092
    11.750%, 02/12/07 (G)                              AR 1,500           1,352

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
    11.375%, 01/30/17 (G)                                 1,200     $     1,127
    12.125%, 02/25/19 (G)                                 1,000             992
                                                                    ------------
                                                                          4,563
                                                                    ------------
AUSTRIA -- 1.2%
Republic of Austria
    7.625%, 10/18/04                                   EU   726             938
    5.625%, 07/15/07                                   EU 1,100           1,311
                                                                    ------------
                                                                          2,249
                                                                    ------------
BRAZIL -- 1.2%
Republic of Brazil
    9.375%, 04/07/08 (G)                                  2,000           1,500
    8.000%, 04/15/14 (G)                                    985             623
    10.125%, 05/15/27 (G)                                   100              72
                                                                    ------------
                                                                          2,195
                                                                    ------------
BULGARIA -- 1.0%
Bulgaria Government
    5.875%, 07/28/11 (A) (D) (G)                          1,500           1,003
    6.688%, 07/28/11 (A) (D) (G)                            800             534
    6.688%, 07/28/24 (A) (D) (G)                            600             406
                                                                    ------------
                                                                          1,943
                                                                    ------------
CANADA -- 1.0%
Government of Canada
    8.000%, 06/01/23                                   CD 2,000           1,801
                                                                    ------------
COLOMBIA -- 1.0%
Republic of Columbia
    10.875%, 03/09/04                                     1,000           1,034
    8.625%, 04/01/08                                      1,000             889
                                                                    ------------
                                                                          1,923
                                                                    ------------
CROATIA -- 0.5%
Government of Croatia
    5.813%, 07/31/06 (A)                                  1,150             945
                                                                    ------------
DENMARK -- 0.5%
Kingdom of Denmark
    7.000%, 11/10/24                                   DK 5,500             979
                                                                    ------------
ECUADOR -- 0.3%
Republic of Ecuador
    11.250%, 04/25/02 (D) (G)                             1,000             650
                                                                    ------------
GREECE -- 1.0%
Hellenic Republic
    8.600%, 03/26/08                                 GD 480,000           1,859
                                                                    ------------
HUNGARY -- 0.5%
Government of Hungary
    13.000%, 07/24/03                                HF 225,000             969
                                                                    ------------
KAZAKHSTAN -- 0.7%
Republic of Kazakhstan
    8.375%, 10/02/02                                      1,500           1,351
                                                                    ------------
KOREA -- 0.7%
Republic of Korea (G)
    8.875%, 04/15/08                                      1,200           1,278
                                                                    ------------

                          19        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                        PAR (000) (F)     VALUE (000)
--------------------------------------------------------------------------------
MEXICO -- 2.1%
United Mexican States
    11.375%, 09/15/16 (G)                                 1,800     $     1,935
United Mexican States
    6.250%, 12/31/19                                        700             550
United Mexican States
    11.500%, 05/15/26 (G)                                 1,250           1,384
                                                                    ------------
                                                                          3,869
                                                                    ------------
NETHERLANDS -- 0.5%
Government of the Netherlands
    7.500%, 04/15/10                                     EU 680             943
                                                                    ------------
PANAMA -- 0.8%
Republic of Panama
    8.250%, 04/22/08 (G)                                  1,500           1,403
                                                                    ------------
PHILIPPINES -- 1.1%
Philippines Republic
    8.875%, 04/15/08 (G)                                  1,000             986
    9.875%, 01/15/19 (G)                                  1,000             997
                                                                    ------------
                                                                          1,983
                                                                    ------------
RUSSIA -- 0.2%
Russian Federation
    10.000%, 06/26/07 (D) (G)                               550             150
Russian-IAN
    6.625%, 12/15/15 (A) (D) (G)                          3,645             273
                                                                    ------------
                                                                            423
                                                                    ------------
SOUTH AFRICA -- 1.0%
Republic of South Africa
    12.500%, 01/15/02 (G)                              ZA 6,000             933
    13.500%, 09/15/15 (G)                              ZA 6,500             971
                                                                    ------------
                                                                          1,904
                                                                    ------------
SWEDEN -- 0.6%
Kingdom of Sweden, Series 1034
    9.000%, 04/20/09                                   SE 6,500           1,083
                                                                    ------------
TURKEY -- 1.1%
Republic of Turkey,
    Putable 12/15/03 @ 100.000
    12.000%, 12/15/08                                     2,000           2,002
                                                                    ------------
UNITED KINGDOM -- 0.8%
United Kingdom Conversion Stock
    9.500%, 04/18/05                                     UK 700           1,412
                                                                    ------------
VENEZUELA -- 0.6%
Republic of Venezuela, Series DL
    5.938%, 12/18/07 (A) (G)                              1,714           1,194
                                                                    ------------

TOTAL FOREIGN GOVERNMENT BONDS
    (Cost $42,320)                                                       38,921
                                                                    ------------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 0.0%
UNITED STATES -- 0.0%
Affiliated Newspapers Investments, Cl B*                    500     $        55
CS Wireless Systems* (D)                                     27              --
Pegasus Communications, Cl A*                               225               6
                                                                    ------------
                                                                             61
                                                                    ------------

TOTAL COMMON STOCKS
    (Cost $3)                                                                61
                                                                    ------------

PREFERRED STOCKS -- 0.5%
UNITED STATES -- 0.5%
Benedek Communications PIK*                                  50              38
Capstar Communications PIK, Series E*                       749              90
Cumulus Media, Series A*                                     52              59
Nebco Evans Holding PIK*                                    277              11
Nextel Communications PIK, Series D*                         56              63
Pegasus Communications PIK, Series A*                       119             134
Primedia, Series F*                                       2,350             241
Primedia, Series H*                                       2,150             204
Sinclair Capital                                            750              84
Viatel PIK, Series A*                                        64              14
                                                                    ------------
                                                                            938
                                                                    ------------

TOTAL PREFERRED STOCKS
    (Cost $878)                                                             938
                                                                    ------------

WARRANTS -- 0.0%
AUSTRALIA -- 0.0%
UIH Australia                                               150              --
                                                                    ------------
MEXICO -- 0.0%
United Mexican States VRR
    0.000%, 06/30/03                                      5,383              --
                                                                    ------------
UNITED STATES -- 0.0%
Bar Technologies* (D)                                        50               3
Diva Systems*                                               225              --
Electronic Retailing System International* (D)               75              --
IHF Capital* (D)                                            150              --
Metronet Communications* (D)                                100               7
Nextel Communications*                                      250              --
Pathnet*                                                     75               1
Sterling Chemical Holdings*                                 100               2
Wireless One*                                               150              --
                                                                    ------------
                                                                             13
                                                                    ------------

TOTAL WARRANTS
    (Cost $15)                                                               13
                                                                    ------------

RELATED PARTY MONEY MARKET FUND -- 8.8%
First American Prime Obligations
    Fund (B)                                         16,400,653          16,401
                                                                    ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $16,401)                                                       16,401
                                                                    ------------

TOTAL INVESTMENTS -- 100.4%
    (Cost $192,102)                                                     186,910
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)(I)                             (780)
                                                                    ------------


                          20        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
    ($.0001 par value--2 billion authorized)
    based on 3,413,263 outstanding shares                           $    48,974
Portfolio Capital--Class-B
    ($.0001 par value--2 billion authorized)
    based on 36,178 outstanding shares                                      340
Portfolio Capital--Class-C
    ($.0001 par value--2 billion authorized)
    based on 6,942 outstanding shares                                        66
Portfolio Capital--Class-Y
    ($.0001 par value--2 billion authorized)
    based on 16,154,298 outstanding shares                              156,299
Distributions in excess of net investment income                            (68)
Accumulated net realized loss on investments                            (14,245)
Net unrealized depreciation of investments                               (5,192)
Net unrealized depreciation of forward foreign
    currency contracts, foreign currency and
    translation of other assets and liabilities
    in foreign currency                                                     (44)
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $   186,130
                                                                    ------------
Net asset value and redemption
    price per share--Class-A                                        $      9.49

Maximum sales charge of 4.25% (J)                                          0.42
                                                                    ------------
Offering price per share-Class-A                                    $      9.91
                                                                    ------------
Net asset value and offering
    price per share--Class-B (K)                                    $      9.47
                                                                    ------------
Net asset value per share--Class-C (L)                              $      9.49

Maximum sales charge of 1.00% (M)                                          0.10
                                                                    ------------
Offering price per share--Class-C                                   $      9.59
                                                                    ------------
Net asset value, offering price, and redemption
    price per share--Class-Y                                        $      9.49
                                                                    ------------

* Non-income producing security.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1999.

(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this Fund. See also the notes to the financial statements.

(C) Delayed Interest (Step-Bonds) -- Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rates disclosed represent yields at March 31, 1999, based upon the estimated timing and amount of future interest and principal payments.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(E) Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered illiquid. On March 31, 1999, the total market value of these investments was $5,077,000 or 2.73% of total net assets. Information regarding these securities is as follows:

STRATEGIC INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
                                                           Date
Security                                     Par         Acquired     Cost Basis
--------------------------------------------------------------------------------
Acme Television                            $500,000       9/97-3/99     $410,892
American Builders &
    Contractors                             175,000       5/97-3/99      161,875
Chancellor Media Corp.                       50,000         12/97         55,313
Cumulus Media                               200,000       6/98-8/98      206,375
Daily International                         300,000       2/98-8/98      290,500
Dialog                                      300,000      11/97-8/98      317,500
Diamond Holdings Plc                        125,000         1/98         126,250
Eagle-Picher Industries                     375,000       2/98-3/99      366,168
Glenoit                                     100,000       3/97-8/97      103,155
Nextel Communications                     1,475,000       2/98-2/99      923,925
NextLink Communications                     100,000         2/98          99,798
Oshkosh Trucking                             50,000         2/98          50,000
Qwest Communications                        600,000      10/97-9/98      424,606
Revlon Consumer Products                    850,000       1/98-2/99      834,807
Tekni-Plex                                  100,000       2/98-4/98      101,063
Telesystems International
    Wireless                                 50,000         10/97         29,958
Telesystems International
    Wireless                                125,000      6/97-10/97       72,696
United International Holdings               400,000       2/98-3/99      248,444
Wesco Distribution                          325,000       5/98-8/98      322,569

(F) In U.S. dollars unless otherwise indicated.

(G) Represents a foreign high yield (non-investment grade) bond. On March 31, 1999, the total market value of these investments was $31,343,000 or 16.84% of total net assets.

(H) On March 31, 1999, the total cost of investments purchased on a when-issued basis was $5,944,062.

(I) Other assets and liabilities representing greater than five percent of total net assets include the following (000):
      Cash collateral received for securities on loan  $ 11,836
      Payable upon receipt of securities on loan       $(11,836)

(J) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(K) Retail Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(L) Retail Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(M) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(N) Security currently in default. Interest or principal payments are not made on the date due.

(O) The rate shown is the effective yield at date of purchase.

AR--Argentina Peso
CD--Canadian Dollar
CK--Czech Republic Koruna
DK--Danish Kroner
DM--German Mark
EU--Euro
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GD--Greek Drachma
GMAC--General Motors Acceptance Corporation
GNMA--Government National Mortgage Association
HF--Hungarian Forint
IAN--Interest Arrears Note
PIK--Payment-in-Kind interest is generally paid by issuing additional par of the security rather than paying cash.
SE--Swedish Krona
STRIPS--Separate Trading of Registered Interest and Principal of Securities
TBA--To Be Announced
UK--British Pound
VRR--Value Recovery Right
ZA--South African Rand

The accompanying notes are an integral part of the financial statements.


                          21        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED)
            IN THOUSANDS

                                                           ADJUSTABLE                   INTERMEDIATE
                                                        RATE MORTGAGE          FIXED      GOVERNMENT
                                                      SECURITIES FUND    INCOME FUND       BOND FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                     $  3,537       $ 43,546+       $  6,761
Dividends                                                          --             --              --
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         3,537         43,546           6,761
====================================================================================================
EXPENSES:
Investment advisory fees                                          430          4,936             783
Less: Waiver of investment advisory fees                         (208)        (1,189)           (194)
Administrator fees                                                 67            768             122
Transfer agent fees                                                82             98              16
Custodian fees                                                     18            212              34
Directors' fees                                                     1             14               2
Registration fees                                                   1             35               7
Professional fees                                                   2             18               3
Printing                                                            3             42               7
Distribution fees - class-A                                       153            219               6
Less: Waiver of distribution fees - class-A                       (61)            --              (6)
Distribution fees - class-B                                        --             84              --
Other                                                               2             13               3
----------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                490          5,250             783
====================================================================================================
INVESTMENT INCOME - NET                                         3,047         38,296           5,978
====================================================================================================
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS - NET:
Net realized gain (loss) on investments                           (21)        13,260             651
Net realized loss on forward foreign currency contracts
  and foreign currency transactions                                --             --              --
Net change in unrealized appreciation (depreciation) of
  investments                                                    (588)       (75,271)         (7,626)
Net change in unrealized depreciation of forward
  foreign currency contracts, foreign currency and
  translation of other assets and liabilities denominated
  in foreign currency                                              --             --              --
----------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                   (609)       (62,011)         (6,975)
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $  2,438       $(23,715)       $   (997)
====================================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.


                          22        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS


 INTERMEDIATE TERM       LIMITED TERM          STRATEGIC
       INCOME FUND        INCOME FUND        INCOME FUND
--------------------------------------------------------


          $ 13,039+          $  4,832+          $  6,048+
                --                 --                 23
--------------------------------------------------------
            13,039              4,832              6,071
========================================================

             1,585                590                431
              (378)              (233)               (35)
               247                 92                 68
                23                 14                 42
                68                 25                 18
                 5                  2                  1
                12                  8                 11
                 6                  2                  2
                13                  5                  4
                55                  6                 54
               (22)                (6)                --
                --                 --                  1
                 4                  2                  2
--------------------------------------------------------
             1,618                507                599
========================================================
            11,421              4,325              5,472
========================================================



             2,781                (36)               854

                --                 --               (291)

           (16,003)            (1,494)               527



                --                 --                (48)
--------------------------------------------------------
           (13,222)            (1,530)             1,042
========================================================

          $ (1,801)          $  2,795           $  6,514
========================================================


                          23        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS  IN THOUSANDS

                                                                                                                      INTERMEDIATE
                                                                       ADJUSTABLE RATE            FIXED INCOME          GOVERNMENT
                                                              MORTGAGE SECURITIES FUND                    FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                     10/1/98   10/1/97     10/1/98     10/1/97   10/1/98   10/1/97
                                                                          to        to          to          to        to        to
                                                                     3/31/99   9/30/98     3/31/99     9/30/98   3/31/99   9/30/98
                                                                  (unaudited)           (unaudited)           (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                             $  3,047  $  8,607  $   38,296  $   60,277  $  5,978  $ 12,212
Net realized gain (loss) on investments                                  (21)      665      13,260      20,003       651       179
Net realized loss on forward foreign currency contracts and foreign
 currency transactions                                                    --        --          --          --        --        --
Net change in unrealized appreciation
 (depreciation) of investments                                          (588)     (766)    (75,271)     57,853    (7,626)    9,274
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts, foreign currency and translation of
 other assets and liabilities denominated in foreign currency             --        --          --          --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        2,438     8,506     (23,715)    138,133      (997)   21,665
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class-A                                                             (3,272)   (8,473)     (4,389)     (1,694)     (136)     (225)
  Class-B                                                                 --        --        (370)       (706)       --        --
  Class-C                                                                 --        --          --          --        --        --
  Class-Y                                                                (19)       --     (32,563)    (57,596)   (5,835)  (11,976)
Net realized gain on investments:
  Class-A                                                                 --        --      (2,343)        (11)       (5)       --
  Class-B                                                                 --        --        (215)        (19)       --        --
  Class-C                                                                 --        --          --          --        --        --
  Class-Y                                                                 --        --     (15,597)       (874)     (197)       --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   (3,291)   (8,473)    (55,477)    (60,900)   (6,173)  (12,201)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class-A:
  Proceeds from sales                                                    178     2,317       9,022       8,657     1,867     3,819
  Shares issued in connection with acquisition of Qualivest Fund          --        --          --         526        --        --
  Shares issued in connection with acquisition of Piper Fund              --        --          --     396,424        --        --
  Reinvestment of distributions                                          362     3,652       3,315         351        90       137
  Payments for redemptions                                           (19,152)  (57,967)    (47,843)   (215,619)   (1,177)   (3,088)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class-A transactions                                               (18,612)  (51,998)    (35,506)    190,339       780       868
----------------------------------------------------------------------------------------------------------------------------------
Class-B:
  Proceeds from sales                                                     --        --       2,557       3,549        --        --
  Reinvestment of distributions                                           --        --         518         615        --        --
  Payments for redemptions                                                --        --      (2,655)     (3,225)       --        --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  Class-B transactions                                                    --        --         420         939        --        --
----------------------------------------------------------------------------------------------------------------------------------
Class-C:
  Proceeds from sales                                                     --        --          38          --        --        --
  Reinvestment of distributions                                           --        --          --          --        --        --
  Payment for redemptions                                                 --        --          --          --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  Class-C transactions                                                    --        --          38          --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Class-Y:
  Proceeds from sales                                                  1,013         1     257,293     453,638    17,189    80,734
  Shares issued in connection with acquisition of Qualivest Fund          --        --          --     266,616        --        --
  Shares issued in connection with acquisition of Piper Fund              --        --          --          --        --        --
  Reinvestment of distributions                                            2        --      27,007      32,294       478       792
  Payments for redemptions                                              (209)       --    (191,541)   (317,426)  (46,914)  (36,741)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class-Y transactions                                                   806         1      92,759     435,122   (29,247)   44,785
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                                         (17,806)  (51,997)     57,711     626,400   (28,467)   45,653
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (18,659)  (51,964)    (21,481)    703,633   (35,637)   55,117
NET ASSETS AT BEGINNING OF PERIOD                                    132,734   184,698   1,433,140     729,507   240,532   185,415
==================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                     $114,075  $132,734  $1,411,659  $1,433,140  $204,895  $240,532
==================================================================================================================================

(1)See Note 4 in Notes to Financial Statements for additional information.
(2)Includes undistributed (distributions in excess of) net investment income
   (000) of $(110) and $134 for Adjustable Rate Mortgage Securities Fund, $1,265 and $291 for Fixed Income Fund, $18 and $11 for Intermediate Government Bond Fund, $(1) and $117 for Intermediate Term Income Fund, $40 and $4 for Limited Term Income Fund, and $(68) and $(377) for Strategic Income Fund at March 31, 1999, and September 30, 1998, respectively.
(3)Commenced operations on July 24, 1998.

The accompanying notes are an integral part of the financial statements.


                          24        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

          INTERMEDIATE TERM                    LIMITED TERM                       STRATEGIC
                INCOME FUND                     INCOME FUND                     INCOME FUND
-------------------------------------------------------------------------------------------
    10/1/98         10/1/97         10/1/98         10/1/97         10/1/98         7/24/98
         to              to              to              to              to              to
    3/31/99         9/30/98         3/31/99         9/30/98         3/31/99       9/30/98(3)
 (unaudited)                     (unaudited)                     (unaudited)
-------------------------------------------------------------------------------------------

  $  11,421       $  22,848       $   4,325       $  10,027       $   5,472       $   1,423
      2,781           5,989             (36)            197             854             101

         --              --              --              --            (291)           (627)

    (16,003)         14,591          (1,494)          1,621             527          (7,227)


         --              --              --              --             (48)              4
-------------------------------------------------------------------------------------------
     (1,801)         43,428           2,795          11,845           6,514          (6,326)
-------------------------------------------------------------------------------------------


     (1,089)           (607)           (126)           (270)         (1,351)           (521)
         --              --              --              --              (8)             (1)
         --              --              --              --              --              --
    (10,450)        (22,110)         (4,163)         (9,753)         (3,513)           (651)

       (564)             (6)             --              --              --              --
         --              --              --              --              --              --
         --              --              --              --              --              --
     (5,033)           (624)             --              --              --              --
-------------------------------------------------------------------------------------------
    (17,136)        (23,347)         (4,289)        (10,023)         (4,872)         (1,173)
===========================================================================================


      1,599           5,188           1,284           5,810             641             381
         --             814              --              --              --              --
         --          43,926              --              --              --          86,421
        960             426             119             250             739             344
    (10,025)         (5,294)         (1,617)         (8,234)        (10,225)        (43,019)
-------------------------------------------------------------------------------------------

     (7,466)         45,060            (214)         (2,174)         (8,845)         44,127
-------------------------------------------------------------------------------------------

         --              --              --              --             265             112
         --              --              --              --               6               1
         --              --              --              --             (44)             --
-------------------------------------------------------------------------------------------

         --              --              --              --             227             113
-------------------------------------------------------------------------------------------

         --              --              --              --              66              --
         --              --              --              --              --              --
         --              --              --              --              --              --
-------------------------------------------------------------------------------------------

         --              --              --              --              66              --
-------------------------------------------------------------------------------------------

     45,053          81,887          17,883          59,869         103,530          60,261
         --         187,587              --              --              --              --
         --           8,844              --              --              --              --
      6,852           8,673           1,791           4,703           2,478             521
    (75,005)       (199,064)        (60,646)        (77,568)         (7,843)         (2,648)
-------------------------------------------------------------------------------------------

    (23,100)         87,927         (40,972)        (12,996)         98,165          58,134
-------------------------------------------------------------------------------------------

    (30,566)        132,987         (41,186)        (15,170)         89,613         102,374
-------------------------------------------------------------------------------------------
    (49,503)        153,068         (42,680)        (13,348)         91,255          94,875
    479,802         326,734         178,172         191,520          94,875               0
===========================================================================================
  $ 430,299       $ 479,802       $ 135,492       $ 178,172       $ 186,130       $  94,875
===========================================================================================


                          25        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS   FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                       ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                                                    REALIZED AND
                                         NET ASSET                    UNREALIZED       DIVIDENDS
                                             VALUE            NET       GAINS OR        FROM NET    DISTRIBUTIONS
                                         BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT             FROM
                                         OF PERIOD         INCOME    INVESTMENTS          INCOME    CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE SECURITIES FUND
Class-A(1)
  1999*(unaudited)                        $ 8.16         $ 0.20         $(0.04)         $(0.22)         $   --
  1998                                      8.15           0.48             --           (0.47)             --
  1997                                      8.06           0.47           0.09           (0.47)             --
  1996(2)                                   8.03           0.04           0.03           (0.04)             --
  1996(3)                                   7.99           0.49           0.01           (0.46)             --
  1995(3)(4)                                8.10           0.47          (0.05)          (0.53)             --
  1994(3)                                   8.88           0.55          (0.82)          (0.51)             --
Class-Y
  1999*(unaudited)                        $ 8.16         $ 0.21         $(0.04)         $(0.22)         $   --
  1998(5)                                   8.13           0.06           0.02           (0.05)             --
FIXED INCOME FUND
Class-A
  1999*(unaudited)                        $11.69         $ 0.29         $(0.49)         $(0.29)         $(0.15)
  1998                                     10.97           0.57           0.73           (0.57)          (0.01)
  1997                                     10.77           0.59           0.27           (0.59)          (0.07)
  1996                                     10.98           0.61          (0.11)          (0.61)          (0.10)
  1995                                     10.37           0.66           0.61           (0.63)          (0.03)
  1994                                     11.38           0.57          (0.89)          (0.57)          (0.12)
Class-B
  1999*(unaudited)                        $11.63         $ 0.25         $(0.49)         $(0.25)         $(0.15)
  1998                                     10.91           0.49           0.73           (0.49)          (0.01)
  1997                                     10.72           0.51           0.26           (0.51)          (0.07)
  1996                                     10.94           0.52          (0.11)          (0.53)          (0.10)
  1995                                     10.35           0.58           0.60           (0.56)          (0.03)
  1994(6)                                  10.54           0.08          (0.17)          (0.10)             --
Class-C
  1999(7)(unaudited)                      $11.33         $ 0.10         $(0.28)         $(0.10)         $   --
Class-Y
  1999*(unaudited)                        $11.69         $ 0.31         $(0.50)         $(0.30)         $(0.15)
  1998                                     10.96           0.60           0.74           (0.60)          (0.01)
  1997                                     10.76           0.62           0.27           (0.62)          (0.07)
  1996                                     10.97           0.63          (0.11)          (0.63)          (0.10)
  1995                                     10.37           0.66           0.62           (0.65)          (0.03)
  1994(8)                                  11.11           0.38          (0.74)          (0.38)             --
INTERMEDIATE GOVERNMENT BOND FUND
Class-A
  1999*(unaudited)                        $ 9.68         $ 0.26         $(0.30)         $(0.26)         $(0.01)
  1998                                      9.28           0.52           0.40           (0.52)             --
  1997                                      9.19           0.54           0.09           (0.54)             --
  1996                                      9.29           0.54          (0.10)          (0.54)             --
  1995                                      8.98           0.54           0.31           (0.54)             --
  1994                                      9.52           0.41          (0.51)          (0.39)          (0.05)
Class-Y
  1999*(unaudited)                        $ 9.66         $ 0.26         $(0.29)         $(0.26)         $(0.01)
  1998                                      9.27           0.52           0.39           (0.52)             --
  1997                                      9.18           0.54           0.09           (0.54)             --
  1996                                      9.29           0.54          (0.11)          (0.54)             --
  1995                                      8.98           0.54           0.31           (0.54)             --
  1994(8)                                   9.41           0.27          (0.43)          (0.27)             --
INTERMEDIATE TERM INCOME FUND
Class-A
  1999*(unaudited)                        $10.45         $ 0.25         $(0.31)         $(0.25)         $(0.12)
  1998                                     10.00           0.53           0.47           (0.53)          (0.02)
  1997                                      9.93           0.55           0.15           (0.56)          (0.07)
  1996                                      9.94           0.55             --           (0.55)          (0.01)
  1995                                      9.55           0.59           0.38           (0.58)             --
  1994                                     10.22           0.46          (0.56)          (0.46)          (0.11)
Class-Y
  1999*(unaudited)                        $10.42         $ 0.26         $(0.30)         $(0.26)         $(0.12)
  1998                                      9.98           0.53           0.46           (0.53)          (0.02)
  1997                                      9.93           0.55           0.13           (0.56)          (0.07)
  1996                                      9.94           0.55             --           (0.55)          (0.01)
  1995                                      9.55           0.58           0.39           (0.58)             --
  1994(8)                                  10.01           0.31          (0.46)          (0.31)             --
-----------------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)The financial highlights for the Adjustable Rate Mortgage Securities Fund as set forth herein include the historical financial highlights of the Piper Adjustable Rate Mortgage Securities Fund class-A shares. The assets of the Piper Adjustable Rate Mortgage Securities Fund were acquired by Adjustable Rate Mortgage Securities Fund on July 31, 1998. In connection with such acquisition, class-A shares of the Piper Adjustable Rate Mortgage Securities Fund were exchanged for class-A shares of the Adjustable Rate Mortgage Securities Fund. On July 31, 1998, the advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.
(2)For the one month period ended September 30, 1996. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


                          26        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

                                                                                         RATIO OF
                                                                     RATIO OF NET     EXPENSES TO
   NET ASSET                                             RATIO OF      INVESTMENT         AVERAGE
       VALUE                          NET ASSETS      EXPENSES TO       INCOME TO      NET ASSETS       PORTFOLIO
      END OF          TOTAL               END OF          AVERAGE         AVERAGE      (EXCLUDING        TURNOVER
      PERIOD     RETURN (A)         PERIOD (000)       NET ASSETS      NET ASSETS        WAIVERS)            RATE
-----------------------------------------------------------------------------------------------------------------


    $ 8.10           1.97%+          $  113,268           0.80%           4.96%           1.24%             29%
      8.16           5.56               132,733           0.80            5.44            0.89              14
      8.15           7.16               184,697           0.81            5.84            0.81              25
      8.06           0.85+              262,833           0.82            5.28            0.76               2
      8.03           6.40               269,948           0.60            5.74            0.60              51
      7.99           5.43               409,306           0.63            5.62            0.63              36
      8.10          (3.18)              500,062           0.60            6.39            0.60              39

    $ 8.11           2.17%+          $      807           0.65%           4.97%           0.99%             29%
      8.16           1.04+                    1           0.65            5.33            0.99              14


    $11.05          (1.78)%+         $  159,653           0.95%           5.21%           1.12%             30%
     11.69          12.29               205,237           0.95            5.10            1.11             147
     10.97           8.26                 8,535           0.95            5.44            1.13             130
     10.77           4.64                 8,332           0.95            5.55            1.12             108
     10.98          12.78                 7,853           0.86            6.14            1.19             106
     10.37          (2.92)                8,028           0.68            3.83            1.06             142

    $10.99          (2.14)%+         $   16,705           1.70%           4.47%           1.87%             30%
     11.63          11.54                17,242           1.70            4.35            1.86             147
     10.91           7.40                15,253           1.70            4.68            1.88             130
     10.72           3.93                16,092           1.70            4.81            1.87             108
     10.94          11.75                 7,280           1.70            5.12            1.94             106
     10.35          (0.88)+                 115           1.70            4.89            1.92             142

    $11.05          (1.63)%+         $       38           1.35%           6.21%           1.87%             30%

    $11.05          (1.66)%+         $1,235,263           0.70%           5.48%           0.87%             30%
     11.69          12.66             1,210,661           0.70            5.35            0.86             147
     10.96           8.54               705,719           0.70            5.71            0.88             130
     10.76           4.90               391,211           0.70            5.81            0.87             108
     10.97          12.86               289,816           0.70            6.28            0.94             106
     10.37          (3.23)+              90,187           0.61            5.53            0.92             142


    $ 9.37          (0.49)%+         $    5,190           0.70%           5.35%           1.12%              2%
      9.68          10.27                 4,573           0.70            5.58            1.12              20
      9.28           7.06                 3,525           0.70            5.88            1.12              22
      9.19           4.85                 3,320           0.70            5.85            1.10              29
      9.29           9.82                 2,860           0.70            6.10            1.22              17
      8.98          (1.13)                1,977           0.53            4.49            2.14              74

    $ 9.36          (0.38)%+         $  199,705           0.70%           5.34%           0.87%              2%
      9.66          10.17               235,959           0.70            5.58            0.87              20
      9.27           7.07               181,889           0.70            5.88            0.87              22
      9.18           4.74               140,230           0.70            5.85            0.85              29
      9.29           9.82               100,168           0.70            6.13            0.97              17
      8.98          (1.66)+              27,776           0.36            5.32            1.45              74


    $10.02          (0.51)%+         $   39,803           0.85%           4.91%           1.12%             22%
     10.45          10.35                49,130           0.70            5.22            1.11             166
     10.00           7.19                 2,484           0.70            5.51            1.17             165
      9.93           5.63                 2,213           0.70            5.43            1.13             161
      9.94          10.51                 2,437           0.70            5.97            1.19              69
      9.55          (1.05)                3,208           0.69            2.48            1.24             177

    $10.00          (0.35)%+         $  390,496           0.70%           5.06%           0.87%             22%
     10.42          10.27               430,672           0.70            5.24            0.86             166
      9.98           6.98               324,250           0.70            5.51            0.92             165
      9.93           5.63                98,702           0.70            5.45            0.88             161
      9.94          10.51                88,375           0.70            5.94            0.94              69
      9.55          (1.48)+              68,445           0.58            4.81            1.07             177
-----------------------------------------------------------------------------------------------------------------

(3)For the period ended August 31.
(4)On September 1, 1995, four closed end funds, American Adjustable Rate Term Trust 1996, American Adjustable Rate Term Trust 1997, American Adjustable Rate Term Trust 1998 (DDJ), American Adjustable Rate Term Trust 1999 were combined to create the Fund. DDJ is considered the surviving entity for financial reporting purposes. The financial highlights presented for the periods prior to September 1, 1995, are those of DDJ. The per share information for such periods has been restated to reflect the impact of additional shares created resulting from the difference in the net asset value per share of DDJ at the time of the merger ($8.71) and the initial net asset value per share of the fund ($8.00).
(5)Class-Y shares have been offered since July 31, 1998. All ratios for the period have been annualized.
(6)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(7)For the period ended March 31. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(8)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.


                          27        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS   FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                       ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                                        REALIZED AND
                             NET ASSET                    UNREALIZED       DIVIDENDS
                                 VALUE            NET       GAINS OR        FROM NET      DISTRIBUTIONS
                             BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT               FROM
                             OF PERIOD         INCOME    INVESTMENTS          INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------
LIMITED TERM INCOME FUND
Class-A
  1999*(unaudited)            $10.04         $ 0.26         $(0.09)         $(0.26)               --
  1998                          9.94           0.53           0.10           (0.53)               --
  1997                          9.91           0.56           0.03           (0.56)               --
  1996                          9.92           0.58          (0.01)          (0.58)               --
  1995                          9.85           0.56           0.07           (0.56)               --
  1994                         10.06           0.44          (0.22)          (0.43)               --
Class-Y
  1999*(unaudited)            $10.04         $ 0.26         $(0.09)         $(0.26)               --
  1998                          9.94           0.53           0.10           (0.53)               --
  1997                          9.91           0.56           0.03           (0.56)               --
  1996                          9.92           0.58          (0.01)          (0.58)               --
  1995                          9.85           0.56           0.07           (0.56)               --
  1994(1)                      10.02           0.29          (0.17)          (0.29)               --
STRATEGIC INCOME FUND
Class-A
  1999*(unaudited)            $ 9.27         $ 0.44         $ 0.14          $(0.36)               --
  1998(2)                      10.00           0.13          (0.75)          (0.11)               --
Class-B
  1999*(unaudited)            $ 9.27         $ 0.37         $ 0.16          $(0.33)               --
  1998(2)                      10.00           0.09          (0.71)          (0.11)               --
Class-C
  1999(3)(unaudited)          $ 9.57         $ 0.12         $(0.07)         $(0.13)               --
Class-Y
  1999*(unaudited)            $ 9.27         $ 0.38         $ 0.21          $(0.37)               --
  1998(2)                      10.00           0.14          (0.75)          (0.12)               --
-------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six months ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.
(2)Commenced operations July 24, 1998. All ratios for the period have been annualized.
(3)For the six month period ended March 31. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


                          28        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

                                                                                       RATIO OF
                                                                  RATIO OF NET      EXPENSES TO
   NET ASSET                                          RATIO OF      INVESTMENT          AVERAGE
       VALUE                         NET ASSETS    EXPENSES TO       INCOME TO       NET ASSETS      PORTFOLIO
      END OF          TOTAL              END OF        AVERAGE         AVERAGE       (EXCLUDING       TURNOVER
      PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)           RATE
--------------------------------------------------------------------------------------------------------------


    $ 9.95           1.68%+          $  4,778           0.60%           5.13%           1.13%             13%
     10.04           6.55               5,036           0.60            5.33            1.12             112
      9.94           6.09               7,152           0.60            5.61            1.15             147
      9.91           5.93               7,627           0.60            5.80            1.09              61
      9.92           6.57               9,977           0.60            5.60            1.22             120
      9.85           2.21               9,509           0.60            4.17            1.23              48

    $ 9.95           1.68%+          $130,714           0.60%           5.13%           0.88%             13%
     10.04           6.55             173,136           0.60            5.33            0.87             112
      9.94           6.09             184,368           0.60            5.60            0.90             147
      9.91           5.93              93,588           0.60            5.80            0.84              61
      9.92           6.57             111,439           0.60            5.67            0.97             120
      9.85           1.24+             70,266           0.60            4.40            1.03              48


    $ 9.49           6.29%+          $ 32,429           1.15%           8.80%           1.19%             22%
      9.27          (6.17)+            40,270           1.15            8.19            1.30              61

    $ 9.47           5.81%+          $    347           1.90%           8.15%           1.94%             22%
      9.27          (6.19)+               114           1.90            7.44            2.05              61

    $ 9.49           0.48%+          $     66           1.55%           7.60%           1.94%             22%

    $ 9.49           6.38%+          $153,288           0.90%           8.92%           0.94%             22%
      9.27          (6.13)+            54,491           0.90            8.44            1.05              61
--------------------------------------------------------------------------------------------------------------


                          29        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   MARCH 31, 1999 (UNAUDITED)

1     ORGANIZATION

The First American Adjustable Rate Mortgage Securities Fund, Fixed Income Fund, Intermediate Government Bond Fund, Intermediate Term Income Fund, Limited Term Income Fund, and Strategic Income Fund are funds offered by First American Investment Funds, Inc. (FAIF) (each a "Fund" collectively, "the Funds"). Other funds that are offered by FAIF but are not included in this report are:
California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, Tax Free Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Micro Cap Value Fund, Emerging Markets Fund, International Index Fund, International Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The FAIF articles of incorporation permit the Board of Directors to create additional funds in the future.

These FAIF Funds offer class-A and class-Y shares. Fixed Income Fund and Strategic Income Fund also offer class-B and class-C shares. Class-A shares are sold with a front-end sales charge. Class-B shares are subject to a contingent deferred sales charge for six years and automatically convert to class-A shares after eight years. Class-C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months. Class-Y shares have no sales charge and are offered only to qualifying institutional investors.

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION - Security valuations for FAIF Fund investments are furnished by an independent pricing service that has been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with


                          30        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS
sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly.

Any net realized capital gains on sales of securities for a fund are distributed to shareholders at least annually.

FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses, and for international funds the "mark-to-market" of certain forward foreign currency contracts and Passive Foreign Investment Companies (PFICs) for tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

As of March 31, 1999, the Strategic Income Fund reclassified ($291,000) from accumulated net realized foreign exchange loss to undistributed net investment income. The reclassification is an estimate based on realized foreign exchange losses for the period October 1, 1998 through March 31, 1999. Reclassifications for federal income tax purposes will be finalized as of September 30, 1999. The reclassification had no effect on net assets or net asset values per share.

FOREIGN CURRENCY TRANSLATION - The books and records of the Strategic Income Fund are maintained in U.S. dollars on the following bases:
   o market value of investment securities, assets and liabilities at the current rate of exchange; and
   o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Strategic Income Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which


                          31        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   MARCH 31, 1999 (UNAUDITED)

is due to change in market prices of equity securities. The Strategic Income Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

The Strategic Income Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At March 31, 1999, Fixed Income Fund and Strategic Income Fund had outstanding when-issued commitments of $63,073,438 and $5,944,062, respectively.

In connection with the ability to purchase securities on a when-issued basis, the Fixed Income, Intermediate Government Bond, Intermediate Term Income and Strategic Income Funds may enter into dollar rolls in which the Fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a form of leverage. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the six months ended March 31, 1999, the fees earned by each Fund are as follows:

                   FUND                    FEE INCOME EARNED
                   -----------------------------------------
                   Fixed Income                $133,092
                   Strategic Income              33,476
                   -----------------------------------------

HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Adjustable Rate Mortgage Securities Fund prior to July 31, 1998, is that of Piper Adjustable Rate Mortgage Securities Fund. The historical information of the Piper Fund was carried over to the newly formed FAIF fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles,


                          32        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS
requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3     FEES AND EXPENSES

ADVISORY FEES - Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund is equal to an annual rate of 0.70% of the average daily net assets.

The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

SUB-ADVISOR FEES - Federated Investment Counseling and Federated Global Research Corp., both subsidiaries of Federated Investors, Inc. serve as sub-advisors to the Strategic Income Fund under an agreement with the Advisor (the "Sub-Advisory Agreement"). For their services under the Sub-Advisory agreement, each Sub-Advisor is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.20% of the first $25 million of the Fund's average daily net assets, 0.165% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.13% of the Fund's average daily net assets in excess of $50 million up to $100 million and 0.105% of the Fund's average daily net assets in excess of $100 million.

ADMINISTRATION FEES - SEI Investments Management Corporation (SIMC) provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000 for Strategic Income Fund. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF fund is reduced to .105% of their relative share of the excess net assets.

SUB-ADMINISTRATION FEES - U.S. Bank National Association assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets. Under this agreement, SIMC paid $306,000 in aggregate for the funds in this report to U.S. Bank National Association for the six months ended March 31, 1999. The fees for each Fund for the period were approximately 0.025% of average daily net assets.

CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank National Association serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION FEES - SEI Investments Distribution Co. (SIDCO) serves as distributor of the Funds. Under the distribution plan, each of the Funds pays SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the class-A shares, 1.00% of the class-B shares, and 1.00% of the class-C shares, which may be used by SIDCO to provide compensation for sales support and distribution


                          33        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   MARCH 31, 1999 (UNAUDITED)

activities. No distribution fees are paid by class-Y shares. Under the agreement, SIDCO paid the following amounts to U.S. Bank National Association and its affiliates for the six months ended March 31, 1999:

                    ----------------------------------------
                    U.S. Bancorp Piper Jaffray          $190
                    U.S. Bank National Association        33
                    Var & Co.                              5
                    ----------------------------------------

TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FAIF has appointed U.S. Bank National Association as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the class-A shares of the Funds held through accounts at U.S. Bank National Association and its affiliates. For the six months ended March 31, 1999, fees paid to U.S. Bank National Association were as follows (000):

               -------------------------------------------------
               Adjustable Rate Mortgage Securities Fund      $28
               Fixed Income Fund                              70
               Intermediate Government Bond Fund              --
               Intermediate Term Income Fund                   9
               Limited Term Income Fund                       --
               Strategic Income Fund                          13
               -------------------------------------------------

OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the six months ended March 31, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

SALES CHARGES - A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in class-B shares. The CDSC varies depending on the number of years from time of payment for the purchase of class-B shares until the redemption of such shares.

                                    CONTINGENT DEFERRED SALES CHARGE
                                           AS A PERCENTAGE OF DOLLAR
           YEAR SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
           ---------------------------------------------------------
              First                                5.00%
              Second                               5.00%
              Third                                4.00%
              Fourth                               3.00%
              Fifth                                2.00%
              Sixth                                1.00%
              Seventh                              0.00%
              Eighth                               0.00%
           ---------------------------------------------------------

A CDSC of 1.00% is imposed on redemptions made in class-C shares for the first eighteen months.

The CDSC for class-B and class-C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six months ended March 31, 1999, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $58,000.


                          34        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

4     CAPITAL SHARE TRANSACTIONS

Capital share transactions for the funds were as follows (000):

                                                                                                                      INTERMEDIATE
                                                                       ADJUSTABLE RATE          FIXED INCOME            GOVERNMENT
                                                              MORTGAGE SECURITIES FUND                  FUND             BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/98    10/1/97    10/1/98    10/1/97    10/1/98    10/1/97
                                                                         to         to         to         to         to         to
                                                                    3/31/99    9/30/98    3/31/99    9/30/98    3/31/99    9/30/98
                                                                 (unaudited)           (unaudited)           (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Class-A:
   Shares issued                                                         22        283        797        782        196        407
   Shares issued in connection with acquisition of Qualivest Fund        --         --         --         47         --         --
   Shares issued in connection with acquisition of Piper Fund            --         --         --     34,666         --         --
   Shares issued in lieu of cash distributions                           45        449        291         31          9         15
   Shares redeemed                                                   (2,360)    (7,120)    (4,199)   (18,751)      (124)      (330)
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-A TRANSACTIONS                                          (2,293)    (6,388)    (3,111)    16,775         81         92
==================================================================================================================================
 Class-B:
   Shares issued                                                         --         --        228        317         --         --
   Shares issued in lieu of cash distributions                           --         --         46         55         --         --
   Shares redeemed                                                       --         --       (236)      (288)        --         --
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-B TRANSACTIONS                                              --         --         38         84         --         --
==================================================================================================================================
 Class-C:
   Shares issued                                                         --         --          3         --         --         --
   Shares issued in lieu of cash distributions                           --         --         --         --         --         --
   Shares redeemed                                                       --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-C TRANSACTIONS                                              --         --          3         --         --         --
==================================================================================================================================
 Class-Y:
   Shares issued                                                        125         --     22,739     40,454      1,807      8,629
   Shares issued in connection with acquisition of Qualivest Fund        --         --         --     24,078         --         --
   Shares issued in connection with acquisition of Piper Fund            --         --         --         --         --         --
   Shares issued in lieu of cash distributions                           --         --      2,395      2,880         50         85
   Shares redeemed                                                      (26)        --    (16,917)   (28,263)    (4,937)    (3,914)
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-Y TRANSACTIONS                                              99         --      8,217     39,149     (3,080)     4,800
==================================================================================================================================
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                     (2,194)    (6,388)     5,147     56,008     (2,999)     4,892
==================================================================================================================================

                                                                     INTERMEDIATE TERM          LIMITED TERM             STRATEGIC
                                                                           INCOME FUND           INCOME FUND           INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/98    10/1/97    10/1/98    10/1/97    10/1/98    7/24/98
                                                                         to         to         to         to         to         to
                                                                    3/31/99    9/30/98    3/31/99    9/30/98    3/31/99  9/30/98(1)
                                                                 (unaudited)           (unaudited)           (unaudited)
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
 Class-A:
   Shares issued                                                        156        513        128        584         67         39
   Shares issued in connection with acquisition of Qualivest Fund        --         81         --         --         --         --
   Shares issued in connection with acquisition of Piper Fund            --      4,336         --         --         --      8,642
   Shares issued in lieu of cash distributions                           94         41         12         25         78         37
   Shares redeemed                                                     (981)      (517)      (162)      (827)    (1,074)    (4,376)
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-A TRANSACTIONS                                            (731)     4,454        (22)      (218)      (929)     4,342
==================================================================================================================================
 Class-B:
   Shares issued                                                         --         --         --         --         28         12
   Shares issued in lieu of cash distributions                           --         --         --         --          1         --
   Shares redeemed                                                       --         --         --         --         (5)        --
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-B TRANSACTIONS                                              --         --         --         --         24         12
==================================================================================================================================
 Class-C:
   Shares issued                                                         --         --         --         --          7         --
   Shares issued in lieu of cash distributions                           --         --         --         --         --         --
   Shares redeemed                                                       --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-C TRANSACTIONS                                              --         --         --         --          7         --
==================================================================================================================================
 Class-Y:
   Shares issued                                                      4,432      7,740      1,789      6,008     10,847      6,106
   Shares issued in connection with acquisition of Qualivest Fund        --     18,733         --         --         --         --
   Shares issued in connection with acquisition of Piper Fund            --        875         --         --         --         --
   Shares issued in lieu of cash distributions                          675        859        179        473        261         56
   Shares redeemed                                                   (7,373)   (19,365)    (6,076)    (7,790)      (830)      (286)
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS-Y TRANSACTIONS                                          (2,266)     8,842     (4,108)    (1,309)    10,278      5,876
==================================================================================================================================
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                     (2,997)    13,296     (4,130)    (1,527)     9,380     10,230
==================================================================================================================================

(1) Commenced operations on July 24, 1998.


                          35        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)


5    INVESTMENT SECURITY TRANSACTIONS

During the six months ended March 31, 1999, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                    U.S. GOVERNMENT           OTHER INVESTMENT
                                         SECURITIES                 SECURITIES
------------------------------------------------------------------------------------
                                   PURCHASES       SALES      PURCHASES       SALES
                                  --------------------------------------------------
Adjustable Rate Mortgage
 Securities Fund                   $  6,077      $  6,856     $  2,011      $     --
Fixed Income Fund                   284,402       290,260      117,823       101,192
Intermediate Government
 Bond Fund                            4,994        35,620           --            --
Intermediate Term
 Income Fund                         61,163       104,191       30,766        26,759
Limited Term
 Income Fund                          5,223        17,043        8,643        36,634
Strategic Income Fund                27,038         9,549       65,034        13,059
------------------------------------------------------------------------------------

Including dollar rolls for Fixed Income Fund and Strategic Income Fund, purchases aggregated (000) $422,525 and $112,844, and sales aggregated (000) $391,452 and $49,750, respectively.

At March 31, 1999, the total cost of securities for Federal income tax purpose was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1999, is as follows (000):

                                AGGREGATE GROSS       AGGREGATE GROSS
                                   APPRECIATION          DEPRECIATION            NET
------------------------------------------------------------------------------------
Adjustable Rate Mortgage
 Securities Fund                        $   614            $    (239)       $    375
Fixed Income Fund                        28,323              (11,135)         17,188
Intermediate Government
 Bond Fund                                5,528                  (14)          5,514
Intermediate Term
 Income Fund                              4,328               (1,664)          2,664
Limited Term Income Fund                    611                 (107)            504
Strategic Income Fund                     3,397               (8,589)         (5,192)
------------------------------------------------------------------------------------

6    SECURITIES LENDING TRANSACTIONS

In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 1999, the collateral purchased with cash received and held at March 31, 1999, with respect to such loans, and income generated during the period from the program were as follows (000):

                                         MARKET VALUE OF            INCOME RECEIVED
FUND                                   LOANED SECURITIES    FROM SECURITIES LENDING
-----------------------------------------------------------------------------------
Fixed Income                                    $579,135                       $411
Intermediate Term Income                         206,327                        156
Limited Term Income                               28,186                         26
Strategic Income                                  11,883                          3
-----------------------------------------------------------------------------------


                          36        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

                                 MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
---------------------------------------------------------------------------------------------
                             REPURCHASE     MONEY MARKET           OTHER FIXED
FUND                         AGREEMENTS       INSTRUMENT     INCOME SECURITIES          TOTAL
---------------------------------------------------------------------------------------------
Fixed Income                   $399,325             $200              $177,362       $576,887
Intermediate Term Income        142,267               71                63,189        205,527
Limited Term Income              19,434               10                 8,632         28,076
Strategic Income                  8,193                4                 3,639         11,836
---------------------------------------------------------------------------------------------

U.S. Bank National Association acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services U.S. Bank National Association received $387,000 in aggregate for the Funds included in this report for the six months ended March 31, 1999.


7    QUALIVEST MERGER

On November 21, 1997, the following reorganization of the Qualivest funds into the First American Family of Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:


QUALIVEST ACQUIRED FUND                                FAIF ACQUIRING FUND
------------------------------------------------------------------------------------
Intermediate Bond Fund                                 Intermediate Term Income Fund
Diversified Bond Fund                                  Fixed Income Fund
------------------------------------------------------------------------------------

Under the Agreement and Plan of Reorganization, the Qualivest class-A and class-C shares were exchanged for FAIF class-A shares, and Qualivest class-Q and class-Y shares were exchanged for FAIF class-Y shares.

The net assets prior to the reorganization and shares issued and redeemed were as follows:

                                               ACQUIRING FUND'S      ACQUIRED FUND'S
FAIF FUND                       NET ASSETS        SHARES ISSUED      SHARES REDEEMED
------------------------------------------------------------------------------------
Intermediate Term Income      $320,221,620           18,814,377           18,616,555
Fixed Income                   771,254,652           24,125,586           25,678,152
------------------------------------------------------------------------------------

Included in the net assets from the Qualivest Funds were the following components:

                                          DISTRIBUTIONS
                                           IN EXCESS OF
                                         NET INVESTMENT         ACCUMULATED     NET UNREALIZED
QUALIVEST FUND        PAID IN CAPITAL            INCOME     REALIZED (LOSS)       APPRECIATION       NET ASSETS
---------------------------------------------------------------------------------------------------------------
Intermediate Bond        $186,768,094        $ (14,028)           $ (4,115)         $1,651,503     $188,401,454
Diversified Bond          260,222,624           (3,156)                 --           6,922,860      267,142,328
---------------------------------------------------------------------------------------------------------------

The acquisitions were accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method).


                          37        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

8    PIPER MERGER

The Board of Directors and shareholders of the Piper Funds approved a reorganization of certain Piper Funds into the FAIF Funds which took place at the close of business on July 31, 1998*:

PIPER ACQUIRED FUND                                         FAIF ACQUIRING FUND
-----------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities                         Adjustable Rate Mortgage Securities
Intermediate Bond Fund                                      Intermediate Term Income
Government Income Fund                                      Fixed Income
American Government Income Fund NYSE Symbol: (AGF)          Fixed Income
American Government Income Portfolio NYSE Symbol: (AAF)     Fixed Income
American Opportunity Income Fund NYSE Symbol: (OIF)         Fixed Income
The Americas Income Trust AMEX Symbol: (XUS)                Strategic Income
Highlander Income AMEX Symbol: (HLA)                        Strategic Income
-----------------------------------------------------------------------------------------------

*For American Government Income Fund, American Government Income Portfolio, and American Opportunity Income Fund the reorganization was effective as of August 28, 1998. The Americas Income Trust and Highlander Income Fund reorganizations were effective as of July 24, 1998.

Under the Agreement and Plan of Reorganization, the Piper class-A shares were exchanged for FAIF class-A shares, and Piper class-Y shares were exchanged for FAIF class-Y shares.

The net assets prior to the reorganization and shares issued and redeemed were as follows:

                                                            ACQUIRING FUND'S     ACQUIRED FUND'S
FAIF FUND                                    NET ASSETS        SHARES ISSUED     SHARES REDEEMED
------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities      $           --           17,197,369          17,197,369
Intermediate Term Income                    427,535,403            5,211,245           6,857,590
Fixed Income (Government Income)          1,168,413,969            5,137,676           6,252,004
Fixed Income (AGF)                        1,250,228,424            8,290,249          16,080,952
Fixed Income (AAF)                        1,250,228,424           11,203,772          18,357,910
Fixed Income (OIF)                        1,250,228,424           10,034,207          16,990,545
Strategic Income (XUS)                               --            5,749,951           6,251,304
Strategic Income (HLA)                               --            2,892,106           1,989,467
------------------------------------------------------------------------------------------------

Included in the net assets from the Piper Funds were the following components:

                                               DISTRIBUTIONS
                                                IN EXCESS OF        ACCUMULATED     NET UNREALIZED
                                              NET INVESTMENT           REALIZED      APPRECIATION/
PIPER FUND                  PAID IN CAPITAL           INCOME        GAIN/(LOSS)       DEPRECIATION      NET ASSETS
------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage
 Securities                    $285,449,774      $ (118,528)     $ (146,484,460)        $1,017,624    $139,864,410
Intermediate Bond               327,628,512              --        (275,850,285)           991,555      52,769,782
Government Income                70,538,606              --         (15,907,522)         3,411,144      58,042,228
American Government
 Income Fund                    127,321,753              --         (35,900,498)         3,578,713      94,999,968
American Government
 Income Portfolio               183,194,571              --         (59,639,228)         4,835,535     128,390,878
American Opportunity
 Income Fund                    171,770,276              --         (61,997,942)         5,218,444     114,990,778
The Americas Income Trust        72,436,361              --         (15,154,616)           217,766      57,499,511
Highlander Income Fund           27,675,521              --             (44,950)         1,290,492      28,921,063
------------------------------------------------------------------------------------------------------------------

The acquisitions were accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method).


9    CONCENTRATION OF RISKS

The Strategic Income Fund (the "Fund") is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in


                          38        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS
exchange rates between the United States dollar and foreign currencies. The Fund is also subject to risks associated with investing in securities issued by issuers in emerging market countries. Because of the special risks associated with foreign investing, the Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

The Fund also invests in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds". Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

The summary of credit quality ratings for the securities held by the Fund as of March 31, 1999, are as follows:

           STANDARD & POORS:                  MOODY'S:
         -------------------------------------------------------------
           AAA             25.51%             Aaa             29.39%
           AA               0.52%             Aa               2.06%
           A                1.06%             A                1.51%
           BBB              6.34%             Baa              4.21%
           BB              16.59%             Ba              14.32%
           B               26.86%             B               33.11%
           CCC              1.80%             Caa              3.27%
           CC               0.44%             Ca               0.15%
           D                0.03%             Not Rated       11.98%
                                                             -------
           Not Rated       20.85%                            100.00%
                          -------
                          100.00%
         -------------------------------------------------------------


                          39        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS  MARCH 31, 1999

ON SEPTEMBER 9, 1998, THE FUNDS' BOARD OF DIRECTORS, UPON THE RECOMMENDATION OF THE AUDIT COMMITTEE, APPOINTED ERNST & YOUNG LLP THE INDEPENDENT ACCOUNTANTS FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1999, AND DISMISSED KPMG PEAT MARWICK LLP ("KPMG"). KPMG'S REPORTS ON THE FUNDS' FINANCIAL STATEMENTS FOR THE PAST TWO YEARS HAVE NOT CONTAINED AN ADVERSE OPINION OR A DISCLAIMER OF OPINION AND HAVE NOT BEEN QUALIFIED AS TO UNCERTAINTY, AUDIT SCOPE, OR ACCOUNTING PRINCIPLES. IN ADDITION, THERE HAVE NOT BEEN ANY DISAGREEMENTS WITH KPMG DURING THE FUNDS' TWO MOST RECENT FISCAL YEARS ON ANY MATTER OF ACCOUNTING PRINCIPLES OR PRACTICES, FINANCIAL STATEMENT DISCLOSURE, OR AUDITING SCOPE OR PROCEDURE WHICH, IF NOT RESOLVED TO THE SATISFACTION OF KPMG, WOULD HAVE CAUSED IT TO MAKE A REFERENCE TO THE SUBJECT MATTER OF THE DISAGREEMENT IN CONNECTION WITH ITS REPORTS.


                          40        '99 SEMIANNUAL REPORT   FIRST AMERICAN FUNDS

FIRST AMERICAN INVESTMENT FUNDS, INC.
BOARD OF DIRECTORS

         MR. DAVID BENNETT

         Director of First American Investment Funds, Inc.
         Of counsel with Gray, Plant, Mooty, Mooty and Bennett,
         Owner of three privately-held businesses
--------------------------------------------------------------------------------


         MR. ROBERT DAYTON

         Director of First American Investment Funds, Inc.
         Chief Executive Officer of Okabena Company
--------------------------------------------------------------------------------


         MR. ROGER GIBSON

         Director of First American Investment Funds, Inc.
         Vice President of North America-Mountain Region for United Airlines
--------------------------------------------------------------------------------


         MR. ANDREW HUNTER III

         Director of First American Investment Funds, Inc.
         Chairman of Hunter Keith Industries
--------------------------------------------------------------------------------


         MR. LEONARD KEDROWSKI

         Director of First American Investment Funds, Inc.
         Owner and President of Executive Management Consulting, Inc.
--------------------------------------------------------------------------------


         MR. ROBERT SPIES

         Director of First American Investment Funds, Inc.
         Retired Vice President, U.S. Bank National Association
--------------------------------------------------------------------------------


         MR. JOSEPH STRAUSS

         Director of First American Investment Funds, Inc.
         Former Chairman of First American Funds,
         Owner and President of Strauss Management Company
--------------------------------------------------------------------------------


         MS. VIRGINIA STRINGER

         Chairman of First American Investment Funds, Inc.
         Owner and President of Strategic Management Resources, Inc.>>>
--------------------------------------------------------------------------------

      FIRST AMERICAN INVESTMENT FUNDS, INC.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456


INVESTMENT ADVISOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

ADMINISTRATOR
      SEI INVESTMENTS MANAGEMENT
      CORPORATION
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

TRANSFER AGENT
      DST SYSTEMS, INC.
      330 West Ninth Street
      Kansas City, Missouri 64105

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      1400 Pillsbury Center
      200 South Sixth Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

     [LOGO] FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING(R)


                                                                   5/1999 201-98